UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund
Fidelity International Enhanced Index Fund

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Small Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity International Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 933.30	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 946.50	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 939.10	$ 2.20
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 965.00	$ 2.97
Hypothetical A		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 974.40	$ 3.33
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 965.30	$ 3.07
Hypothetical A		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.2	1.3
Apple, Inc.	4.6	3.2
International Business Machines Corp.	3.4	3.0
Microsoft Corp.	2.7	4.4
Cisco Systems, Inc.	2.1	2.3
Google, Inc. Class A	2.0	2.1
Hewlett-Packard Co.	2.0	1.8
Oracle Corp.	1.7	1.9
Philip Morris International, Inc.	1.6	1.7
McDonald's Corp.	1.5	1.2
	26.8
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	32.4
Consumer Discretionary	14.1	11.9
Industrials	13.3	9.4
Energy	10.5	5.0
Health Care	10.0	15.7
Consumer Staples	9.2	14.4
Materials	5.2	4.2
Financials	4.7	4.4
Telecommunication Services	0.7	0.8
Utilities	0.2	0.5

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.6%
Autoliv, Inc.	1,710	$ 92,579
Cooper Tire & Rubber Co.	4,300	69,617
Johnson Controls, Inc.	2,623	69,588
		231,784
Automobiles - 1.0%
Ford Motor Co. (a)	35,304	398,582
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. (a)(e)	1,589	84,630
Service Corp. International	6,500	49,985
		134,615
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	5,000	78,750
Darden Restaurants, Inc.	4,500	185,670
McDonald's Corp.	8,400	613,704
Starbucks Corp.	9,200	211,508
The Cheesecake Factory, Inc. (a)(e)	1,800	40,302
Yum! Brands, Inc.	4,000	166,800
		1,296,734
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	2,160	269,633
Priceline.com, Inc. (a)	150	43,722
		313,355
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	1,769	94,341
Media - 2.0%
Cablevision Systems Corp. - NY Group Class A	3,500	87,815
CBS Corp. Class B	5,000	69,100
DIRECTV (a)	6,000	227,520
DISH Network Corp. Class A	4,171	74,869
Gannett Co., Inc.	7,680	92,851
Interpublic Group of Companies, Inc. (a)	11,000	93,830
Omnicom Group, Inc.	3,941	137,974
Time Warner Cable, Inc.	800	41,288
		825,247
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	2,450	111,059
Kohl's Corp. (a)	400	18,792
Macy's, Inc.	7,000	136,080
Nordstrom, Inc.	2,000	57,840
Target Corp.	6,563	335,763
		659,534
Specialty Retail - 3.4%
Aeropostale, Inc. (a)(e)	3,000	63,900
AutoZone, Inc. (a)(e)	750	157,335
Gap, Inc.	6,500	109,785
Home Depot, Inc.	13,200	367,092
Lowe's Companies, Inc.	5,496	111,569
PetSmart, Inc.	4,600	146,694

	Shares	Value
Rent-A-Center, Inc.	2,124	$ 42,650
Ross Stores, Inc.	2,785	138,220
Staples, Inc.	3,000	53,310
TJX Companies, Inc.	5,600	222,264
		1,412,819
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	5,050	180,992
NIKE, Inc. Class B	2,200	154,000
VF Corp.	1,100	77,682
		412,674
TOTAL CONSUMER DISCRETIONARY		5,779,685
CONSUMER STAPLES - 9.2%
Beverages - 2.5%
Dr Pepper Snapple Group, Inc. (e)	1,600	58,912
PepsiCo, Inc.	6,000	385,080
The Coca-Cola Co.	10,653	595,716
		1,039,708
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,400	135,720
Sysco Corp.	3,296	90,607
Wal-Mart Stores, Inc.	10,600	531,484
Walgreen Co.	4,900	131,712
		889,523
Food Products - 0.8%
ConAgra Foods, Inc.	2,660	57,429
Del Monte Foods Co.	9,084	118,455
General Mills, Inc.	1,188	42,958
Hershey Co.	2,300	106,881
		325,723
Household Products - 1.0%
Colgate-Palmolive Co.	2,700	199,368
Energizer Holdings, Inc. (a)	1,000	63,050
Kimberly-Clark Corp.	1,575	101,430
Procter & Gamble Co.	1,100	65,637
		429,485
Personal Products - 0.2%
Herbalife Ltd.	1,200	66,696
Tobacco - 2.5%
Altria Group, Inc.	13,200	294,624
Lorillard, Inc.	900	68,409
Philip Morris International, Inc.	12,600	648,144
		1,011,177
TOTAL CONSUMER STAPLES		3,762,312
ENERGY - 10.5%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	500	18,390
Complete Production Services, Inc. (a)	2,200	38,808
Core Laboratories NV	1,778	140,338
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (a)	1,954	$ 43,242
Halliburton Co.	6,900	194,649
Helmerich & Payne, Inc.	1,700	62,968
National Oilwell Varco, Inc.	2,000	75,180
Noble Corp.	1,700	52,904
Oil States International, Inc. (a)	2,861	117,959
Schlumberger Ltd.	8,500	453,305
		1,197,743
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	800	59,328
Cimarex Energy Co.	1,200	78,504
ConocoPhillips	4,200	220,206
EOG Resources, Inc.	991	86,088
Exxon Mobil Corp.	36,000	2,129,757
Occidental Petroleum Corp.	477	34,859
Peabody Energy Corp.	3,373	144,364
Pioneer Natural Resources Co.	1,300	75,166
SM Energy Co.	1,300	49,387
Southern Union Co.	7,628	171,630
Whiting Petroleum Corp. (a)	700	59,388
		3,108,677
TOTAL ENERGY		4,306,420
FINANCIALS - 4.7%
Capital Markets - 0.9%
American Capital Ltd.	11,526	58,437
Ameriprise Financial, Inc.	1,900	82,802
Charles Schwab Corp.	1,541	19,663
Knight Capital Group, Inc. Class A (a)	7,586	90,122
Morgan Stanley	3,200	79,008
T. Rowe Price Group, Inc.	761	33,317
		363,349
Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	1,858	94,684
Prosperity Bancshares, Inc. (e)	5,986	170,302
Wells Fargo & Co.	4,804	113,134
		378,120
Consumer Finance - 1.1%
American Express Co.	8,600	342,882
Credit Acceptance Corp. (a)	1,900	107,635
		450,517
Insurance - 0.3%
AFLAC, Inc.	2,664	125,874
Real Estate Investment Trusts - 1.2%
PS Business Parks, Inc.	1,400	78,778
Public Storage	2,200	215,644

	Shares	Value
Rayonier, Inc.	3,002	$ 141,995
Simon Property Group, Inc.	600	54,270
		490,687
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	1,200	90,612
TOTAL FINANCIALS		1,899,159
HEALTH CARE - 10.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	2,500	127,600
Biogen Idec, Inc. (a)	1,156	62,193
Celgene Corp. (a)	2,414	124,369
Gilead Sciences, Inc. (a)	8,483	270,268
		584,430
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,726	158,579
Becton, Dickinson & Co.	2,300	156,837
Covidien PLC	2,500	88,350
Hologic, Inc. (a)(e)	7,500	106,425
Intuitive Surgical, Inc. (a)	110	29,153
Medtronic, Inc.	5,200	163,696
Stryker Corp. (e)	451	19,479
Zimmer Holdings, Inc. (a)	1,462	68,963
		791,482
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)(e)	3,196	73,892
AmerisourceBergen Corp.	6,682	182,285
Cardinal Health, Inc.	5,964	178,681
Express Scripts, Inc. (a)	2,700	115,020
Humana, Inc. (a)	2,684	128,268
Laboratory Corp. of America Holdings (a)(e)	2,100	152,502
McKesson Corp.	1,100	63,855
Medco Health Solutions, Inc. (a)	5,402	234,879
UnitedHealth Group, Inc.	3,500	111,020
		1,240,402
Life Sciences Tools & Services - 0.8%
Life Technologies Corp. (a)	3,280	140,286
Thermo Fisher Scientific, Inc. (a)	781	32,896
Waters Corp. (a)(e)	2,600	157,352
		330,534
Pharmaceuticals - 2.8%
Abbott Laboratories	10,900	537,806
Allergan, Inc.	2,700	165,834
Eli Lilly & Co.	4,969	166,760
Forest Laboratories, Inc. (a)	1,500	40,935
Johnson & Johnson	3,300	188,166
Mylan, Inc. (a)(e)	2,100	36,036
		1,135,537
TOTAL HEALTH CARE		4,082,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	6,450	$ 252,131
L-3 Communications Holdings, Inc.	1,500	99,900
Lockheed Martin Corp.	2,514	174,773
Northrop Grumman Corp.	1,600	86,592
Precision Castparts Corp.	205	23,202
Raytheon Co.	2,310	101,455
The Boeing Co.	4,564	278,997
United Technologies Corp.	7,700	502,117
		1,519,167
Air Freight & Logistics - 1.5%
FedEx Corp.	801	62,518
United Parcel Service, Inc. Class B	8,686	554,167
		616,685
Airlines - 0.3%
Delta Air Lines, Inc. (a)	6,500	67,990
JetBlue Airways Corp. (a)	6,883	39,302
		107,292
Construction & Engineering - 0.1%
EMCOR Group, Inc. (a)(e)	1,865	42,410
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	2,100	88,389
Emerson Electric Co.	5,000	233,250
Regal-Beloit Corp.	1,800	99,576
Thomas & Betts Corp. (a)	2,000	73,900
		495,115
Industrial Conglomerates - 2.2%
3M Co.	6,290	494,080
General Electric Co.	20,500	296,840
Tyco International Ltd.	2,400	89,472
		880,392
Machinery - 3.5%
Caterpillar, Inc.	4,500	293,220
Cummins, Inc.	918	68,308
Danaher Corp.	2,952	107,246
Deere & Co.	3,300	208,791
Dover Corp.	1,200	53,712
Gardner Denver, Inc.	1,700	81,158
Illinois Tool Works, Inc.	2,100	86,646
Joy Global, Inc.	2,500	141,850
Navistar International Corp. (a)	884	37,022
Oshkosh Co. (a)	2,500	62,200
PACCAR, Inc. (e)	1,800	73,782
Timken Co.	2,400	78,504
Toro Co. (e)	2,800	139,720
		1,432,159

	Shares	Value
Road & Rail - 0.6%
Ryder System, Inc.	2,062	$ 79,119
Union Pacific Corp.	2,317	169,002
		248,121
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)(e)	8,435	94,894
TOTAL INDUSTRIALS		5,436,235
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 3.9%
Arris Group, Inc. (a)	8,900	72,713
Cisco Systems, Inc. (a)	43,900	880,195
Harris Corp.	3,000	126,210
Juniper Networks, Inc. (a)	1,746	47,491
QUALCOMM, Inc.	12,700	486,537
		1,613,146
Computers & Peripherals - 8.1%
Apple, Inc. (a)	7,700	1,873,949
Dell, Inc. (a)	11,608	136,626
EMC Corp. (a)	14,200	259,008
Hewlett-Packard Co.	20,800	800,384
NetApp, Inc. (a)	2,180	88,159
SanDisk Corp. (a)(e)	4,420	146,921
		3,305,047
Electronic Equipment & Components - 0.7%
Anixter International, Inc. (a)(e)	950	43,586
Corning, Inc.	7,567	118,651
Dolby Laboratories, Inc. Class A (a)	1,500	83,130
Vishay Intertechnology, Inc. (a)	4,137	31,814
		277,181
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	832	38,330
eBay, Inc. (a)	3,500	81,340
Google, Inc. Class A (a)	1,828	822,637
		942,307
IT Services - 6.3%
Accenture PLC Class A	3,200	117,120
Automatic Data Processing, Inc.	3,900	150,579
Cognizant Technology Solutions Corp. Class A (a)	2,300	132,492
DST Systems, Inc. (e)	1,500	61,110
Fiserv, Inc. (a)	1,400	70,042
International Business Machines Corp.	11,255	1,386,954
MasterCard, Inc. Class A	444	88,072
Teradata Corp. (a)	4,060	132,924
VeriFone Holdings, Inc. (a)(e)	4,500	108,810
Visa, Inc. Class A	5,000	344,900
		2,593,003
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)(e)	15,608	87,717
Altera Corp.	4,246	104,749
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	2,600	$ 72,488
Applied Materials, Inc.	7,400	76,886
Broadcom Corp. Class A	4,400	131,868
Intel Corp.	29,000	513,880
Linear Technology Corp.	2,000	57,300
Marvell Technology Group Ltd. (a)	3,933	62,692
Microchip Technology, Inc.	4,900	135,681
National Semiconductor Corp.	7,762	97,879
RF Micro Devices, Inc. (a)(e)	9,000	43,920
Skyworks Solutions, Inc. (a)(e)	6,750	120,555
Texas Instruments, Inc.	11,873	273,435
Xilinx, Inc.	5,000	120,750
		1,899,800
Software - 5.1%
Adobe Systems, Inc. (a)	1,521	42,223
BMC Software, Inc. (a)	3,250	117,195
CA, Inc.	5,000	90,050
Microsoft Corp.	46,726	1,097,126
Oracle Corp.	31,000	678,280
Symantec Corp. (a)	4,046	55,147
		2,080,021
TOTAL INFORMATION TECHNOLOGY		12,710,505
MATERIALS - 5.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	327	24,208
Ashland, Inc.	2,155	100,121
E.I. du Pont de Nemours & Co.	4,000	163,080
International Flavors & Fragrances, Inc.	2,000	91,380
Lubrizol Corp.	2,903	270,879
Monsanto Co.	2,304	121,306
PPG Industries, Inc.	1,848	121,654
Praxair, Inc.	1,600	137,648
Rockwood Holdings, Inc. (a)	1,500	38,775
Valspar Corp.	2,500	75,300
		1,144,351
Containers & Packaging - 0.4%
Ball Corp.	1,500	84,120
Rock-Tenn Co. Class A	1,800	86,724
		170,844
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	4,000	287,920
Newmont Mining Corp.	3,300	202,356
Walter Energy, Inc.	687	49,491
		539,767
Paper & Forest Products - 0.7%
Domtar Corp.	1,700	102,034

	Shares	Value
International Paper Co.	6,600	$ 135,036
MeadWestvaco Corp.	2,000	43,520
		280,590
TOTAL MATERIALS		2,135,552
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	4,295	116,094
Qwest Communications International, Inc.	17,000	96,050
		212,144
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	1,775	83,177
TOTAL TELECOMMUNICATION SERVICES		295,321
UTILITIES - 0.2%
Electric Utilities - 0.2%
IDACORP, Inc.	1,800	63,108
TOTAL COMMON STOCKS (Cost $40,041,945)		40,470,682
Investment Companies - 0.1%

Ares Capital Corp. (Cost $48,386)	3,519	52,574
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 12/16/10 (f) (Cost $109,909)	$ 110,000	109,954
Money Market Funds - 5.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	159,797	159,797
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	1,862,826	1,862,826
TOTAL MONEY MARKET FUNDS (Cost $2,022,623)		2,022,623
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $42,222,863)		42,655,833
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(1,782,670)
NET ASSETS - 100%		$ 40,873,163
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 262,075	$ 665

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $109,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,016
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,779,685	$ 5,779,685	$ -	$ -
Consumer Staples	3,762,312	3,762,312	-	-
Energy	4,306,420	4,306,420	-	-
Financials	1,899,159	1,899,159	-	-
Health Care	4,082,385	4,082,385	-	-
Industrials	5,436,235	5,436,235	-	-
Information Technology	12,710,505	12,710,505	-	-
Materials	2,135,552	2,135,552	-	-
Telecommunication Services	295,321	295,321	-	-
Utilities	63,108	63,108	-	-
Investment Companies	52,574	52,574	-	-
U.S. Government and Government Agency Obligations	109,954	-	109,954	-
Money Market Funds	2,022,623	2,022,623	-	-
Total Investments in Securities:	$ 42,655,833	$ 42,545,879	$ 109,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 665	$ 665	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 665	$ -
Total Value of Derivatives	$ 665	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $6,901,971 of which $298,456, $3,305,345 and $3,298,170 will expire on February 29, 2016, February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,795,898) - See accompanying schedule: Unaffiliated issuers (cost $40,360,037)	$ 40,793,007
Fidelity Central Funds (cost $1,862,826)	1,862,826
Total Investments (cost $42,222,863)		$ 42,655,833
Receivable for fund shares sold		21,864
Dividends receivable		101,027
Interest receivable		6
Distributions receivable from Fidelity Central Funds		463
Receivable for daily variation on futures contracts		1,021
Total assets		42,780,214

Liabilities
Payable for fund shares redeemed	28,127
Accrued management fee	10,756
Other affiliated payables	5,342
Collateral on securities loaned, at value	1,862,826
Total liabilities		1,907,051

Net Assets		$ 40,873,163
Net Assets consist of:
Paid in capital		$ 47,751,016
Undistributed net investment income		301,608
Accumulated undistributed net realized gain (loss) on investments		(7,613,096)
Net unrealized appreciation (depreciation) on investments		433,635
Net Assets, for 5,201,825 shares outstanding		$ 40,873,163
Net Asset Value, offering price and redemption price per share ($40,873,163 ÷ 5,201,825 shares)		$ 7.86

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 425,480
Interest		412
Income from Fidelity Central Funds (including $11,016 from security lending)		11,016
Total income		436,908

Expenses
Management fee	$ 71,282
Transfer agent fees	35,854
Independent trustees' compensation	425
Miscellaneous	57
Total expenses		107,618
Net investment income (loss)		329,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(544,723)
Futures contracts	(113,946)
Total net realized gain (loss)		(658,669)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,832,147)
Futures contracts	(11,276)
Total change in net unrealized appreciation (depreciation)		(2,843,423)
Net gain (loss)		(3,502,092)
Net increase (decrease) in net assets resulting from operations		$ (3,172,802)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 329,290	$ 547,835
Net realized gain (loss)	(658,669)	(1,843,372)
Change in net unrealized appreciation (depreciation)	(2,843,423)	15,270,964
Net increase (decrease) in net assets resulting from operations	(3,172,802)	13,975,427
Distributions to shareholders from net investment income	(115,570)	(510,338)
Share transactions Proceeds from sales of shares	8,395,855	31,875,934
Reinvestment of distributions	109,524	480,740
Cost of shares redeemed	(14,156,299)	(18,113,385)
Net increase (decrease) in net assets resulting from share transactions	(5,650,920)	14,243,289
Total increase (decrease) in net assets	(8,939,292)	27,708,378

Net Assets
Beginning of period	49,812,455	22,104,077
End of period (including undistributed net investment income of $301,608 and undistributed net investment income of $87,888, respectively)	$ 40,873,163	$ 49,812,455
Other Information Shares
Sold	969,289	4,324,048
Issued in reinvestment of distributions	12,102	59,401
Redeemed	(1,679,588)	(2,428,399)
Net increase (decrease)	(698,197)	1,955,050

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.11	.09	.08
Net realized and unrealized gain (loss)	(.62)	2.83	(3.65)	(.78)
Total from investment operations	(.56)	2.94	(3.56)	(.70)
Distributions from net investment income	(.02)	(.10)	(.09)	(.05)
Net asset value, end of period	$ 7.86	$ 8.44	$ 5.60	$ 9.25
Total Return B,C	(6.67)%	52.50%	(38.61)%	(7.05)%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45% A
Net investment income (loss)	1.38% A	1.42%	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,873	$ 49,812	$ 22,104	$ 34,942
Portfolio turnover rate F	75% A	35% I	58% I	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	3.5	3.1
Procter & Gamble Co.	2.9	1.1
JPMorgan Chase & Co.	2.8	3.0
Chevron Corp.	2.8	2.4
Berkshire Hathaway, Inc. Class B	2.6	0.0
General Electric Co.	2.5	3.3
Johnson & Johnson	2.3	0.9
Pfizer, Inc.	2.2	2.7
Wells Fargo & Co.	2.2	2.3
Bank of America Corp.	2.2	2.4
	26.0
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	23.3
Health Care	14.1	9.4
Energy	11.3	18.6
Consumer Staples	10.3	4.7
Industrials	8.5	11.0
Consumer Discretionary	7.8	11.6
Utilities	6.4	5.1
Telecommunication Services	5.6	4.8
Information Technology	5.5	5.9
Materials	3.6	4.3

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.3%
Ford Motor Co. (a)(e)	13,151	$ 148,475
Diversified Consumer Services - 0.2%
ITT Educational Services, Inc. (a)(e)	1,947	103,697
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	8,853	139,435
Darden Restaurants, Inc.	4,500	185,670
The Cheesecake Factory, Inc. (a)(e)	4,926	110,293
		435,398
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	2,610	139,191
Media - 5.0%
CBS Corp. Class B	13,699	189,320
Comcast Corp. Class A	35,177	602,230
DIRECTV (a)	4,400	166,848
Gannett Co., Inc.	13,734	166,044
News Corp. Class A	28,501	358,258
The Walt Disney Co.	19,855	647,074
Time Warner Cable, Inc.	3,464	178,777
Time Warner, Inc.	18,135	543,687
Viacom, Inc. Class B (non-vtg.)	6,529	205,141
		3,057,379
Multiline Retail - 0.5%
Macy's, Inc.	16,563	321,985
Specialty Retail - 0.5%
Gap, Inc.	7,502	126,709
Rent-A-Center, Inc.	3,355	67,368
Signet Jewelers Ltd. (a)	3,543	93,677
		287,754
Textiles, Apparel & Luxury Goods - 0.4%
Jones Apparel Group, Inc. (e)	7,375	113,428
VF Corp.	2,100	148,302
		261,730
TOTAL CONSUMER DISCRETIONARY		4,755,609
CONSUMER STAPLES - 10.3%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc. (e)	3,000	110,460
PepsiCo, Inc.	5,800	372,244
The Coca-Cola Co.	4,226	236,318
		719,022
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	11,057	298,539
Kroger Co.	10,200	201,246
SUPERVALU, Inc.	8,019	77,945
United Natural Foods, Inc. (a)(e)	2,000	69,480
Wal-Mart Stores, Inc.	10,700	536,498
		1,183,708

	Shares	Value
Food Products - 3.3%
Archer Daniels Midland Co.	4,850	$ 149,283
ConAgra Foods, Inc.	5,200	112,268
Del Monte Foods Co.	19,235	250,824
General Mills, Inc.	5,804	209,873
Hershey Co.	3,700	171,939
Hormel Foods Corp. (e)	3,000	129,450
Kraft Foods, Inc. Class A	14,144	423,613
The J.M. Smucker Co.	3,500	204,680
Tyson Foods, Inc. Class A	21,717	355,724
		2,007,654
Household Products - 3.1%
Energizer Holdings, Inc. (a)	2,311	145,709
Procter & Gamble Co.	29,723	1,773,571
		1,919,280
Tobacco - 0.8%
Altria Group, Inc.	9,600	214,272
Lorillard, Inc.	1,700	129,217
Philip Morris International, Inc.	2,500	128,600
		472,089
TOTAL CONSUMER STAPLES		6,301,753
ENERGY - 11.3%
Energy Equipment & Services - 2.0%
Complete Production Services, Inc. (a)	3,100	54,684
Core Laboratories NV (e)	2,110	166,542
Halliburton Co.	2,572	72,556
Helmerich & Payne, Inc.	3,500	129,640
National Oilwell Varco, Inc.	10,202	383,493
Oil States International, Inc. (a)	5,320	219,344
RPC, Inc. (e)	13,393	218,440
		1,244,699
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	4,202	193,250
Apache Corp.	4,939	443,769
Chesapeake Energy Corp.	4,150	85,822
Chevron Corp.	22,696	1,683,135
Cimarex Energy Co.	2,100	137,382
ConocoPhillips	12,200	639,646
Devon Energy Corp.	4,756	286,692
Exxon Mobil Corp.	3,700	218,892
Frontline Ltd. (NY Shares)	6,500	172,250
Hess Corp.	1,632	82,008
Marathon Oil Corp.	3,034	92,507
Newfield Exploration Co. (a)	3,500	168,035
Occidental Petroleum Corp.	7,418	542,107
Peabody Energy Corp.	4,938	211,346
Pioneer Natural Resources Co.	1,300	75,166
Southern Union Co.	5,464	122,940
Spectra Energy Corp.	13,590	276,421
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	5,000	$ 168,400
Valero Energy Corp.	6,500	102,505
		5,702,273
TOTAL ENERGY		6,946,972
FINANCIALS - 26.5%
Capital Markets - 2.9%
Bank of New York Mellon Corp.	9,069	220,105
Goldman Sachs Group, Inc.	5,838	799,456
Knight Capital Group, Inc. Class A (a)(e)	9,000	106,920
Morgan Stanley	8,435	208,260
Raymond James Financial, Inc. (e)	3,849	88,835
State Street Corp.	9,856	345,748
		1,769,324
Commercial Banks - 5.3%
BB&T Corp.	5,500	121,660
CIT Group, Inc. (a)	6,495	238,237
Fifth Third Bancorp	6,800	75,140
M&T Bank Corp.	1,300	111,332
PNC Financial Services Group, Inc.	9,685	493,548
Prosperity Bancshares, Inc. (e)	8,765	249,364
SunTrust Banks, Inc.	2,500	56,225
TCF Financial Corp. (e)	5,500	78,540
U.S. Bancorp, Delaware	23,186	482,269
Wells Fargo & Co.	56,905	1,340,113
		3,246,428
Consumer Finance - 1.4%
American Express Co.	7,602	303,092
Capital One Financial Corp.	8,413	318,516
Credit Acceptance Corp. (a)	2,687	152,219
Discover Financial Services	7,918	114,890
		888,717
Diversified Financial Services - 6.8%
Bank of America Corp.	106,558	1,326,647
Citigroup, Inc. (a)	225,021	837,078
CME Group, Inc.	1,085	269,167
JPMorgan Chase & Co.	47,405	1,723,646
		4,156,538
Insurance - 6.4%
ACE Ltd.	3,200	171,104
AFLAC, Inc.	1,500	70,875
Allstate Corp.	4,033	111,311
American Financial Group, Inc.	11,408	328,208
Aspen Insurance Holdings Ltd.	2,969	84,320
Berkshire Hathaway, Inc. Class B (a)	19,800	1,559,844
Endurance Specialty Holdings Ltd.	4,898	180,442
MetLife, Inc.	2,954	111,070

	Shares	Value
PartnerRe Ltd.	2,700	$ 201,015
Protective Life Corp.	2,320	43,338
Prudential Financial, Inc.	4,200	212,394
RenaissanceRe Holdings Ltd. (e)	1,861	105,686
The Chubb Corp.	3,500	192,920
The Travelers Companies, Inc.	3,782	185,242
Torchmark Corp.	1,629	80,391
Unitrin, Inc.	4,020	95,676
Unum Group	6,459	129,503
Validus Holdings Ltd.	2,786	70,959
		3,934,298
Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc.	15,462	268,730
Boston Properties, Inc. (e)	1,500	122,100
Chimera Investment Corp.	44,000	172,920
Equity Residential (SBI)	2,500	114,575
Hospitality Properties Trust (SBI)	8,665	169,401
MFA Financial, Inc.	8,000	58,960
Nationwide Health Properties, Inc.	3,800	146,186
PS Business Parks, Inc.	1,900	106,913
Public Storage	1,381	135,366
Rayonier, Inc.	5,100	241,230
Simon Property Group, Inc.	1,095	99,043
Ventas, Inc.	2,500	126,275
Vornado Realty Trust	1,400	113,484
		1,875,183
Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc. (e)	17,055	271,004
NewAlliance Bancshares, Inc. (e)	5,500	67,320
		338,324
TOTAL FINANCIALS		16,208,812
HEALTH CARE - 14.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	9,500	484,880
Biogen Idec, Inc. (a)	5,881	316,398
		801,278
Health Care Equipment & Supplies - 0.5%
CareFusion Corp. (a)	9,538	205,830
Zimmer Holdings, Inc. (a)	1,800	84,906
		290,736
Health Care Providers & Services - 3.2%
Aetna, Inc.	7,311	195,350
Cardinal Health, Inc.	12,002	359,580
Health Management Associates, Inc. Class A (a)(e)	9,171	57,319
Humana, Inc. (a)	5,074	242,486
Lincare Holdings, Inc.	5,718	131,628
McKesson Corp.	1,600	92,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	17,874	$ 566,963
WellPoint, Inc. (a)	5,952	295,695
		1,941,901
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	2,042	87,336
Thermo Fisher Scientific, Inc. (a)	3,200	134,784
		222,120
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co. (e)	15,946	415,872
Eli Lilly & Co.	11,365	381,409
Endo Pharmaceuticals Holdings, Inc. (a)	7,700	209,209
Forest Laboratories, Inc. (a)(e)	6,686	182,461
Johnson & Johnson	25,060	1,428,921
King Pharmaceuticals, Inc. (a)(e)	14,000	121,940
Medicis Pharmaceutical Corp. Class A	5,500	151,250
Merck & Co., Inc.	31,857	1,120,092
Pfizer, Inc.	85,264	1,358,256
		5,369,410
TOTAL HEALTH CARE		8,625,445
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	3,675	205,322
ITT Corp.	1,500	63,750
L-3 Communications Holdings, Inc.	1,530	101,898
Northrop Grumman Corp.	2,988	161,711
Raytheon Co.	5,187	227,813
The Boeing Co.	1,684	102,943
		863,437
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)(e)	3,200	138,688
United Parcel Service, Inc. Class B	3,127	199,503
		338,191
Airlines - 0.1%
JetBlue Airways Corp. (a)	11,815	67,464
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	3,200	105,888
Construction & Engineering - 0.5%
EMCOR Group, Inc. (a)(e)	6,480	147,355
URS Corp. (a)	5,100	181,917
		329,272
Electrical Equipment - 0.9%
EnerSys (a)(e)	2,800	61,796
General Cable Corp. (a)(e)	6,500	144,625

	Shares	Value
Regal-Beloit Corp.	5,385	$ 297,898
Thomas & Betts Corp. (a)	1,946	71,905
		576,224
Industrial Conglomerates - 2.6%
General Electric Co.	104,016	1,506,152
Tyco International Ltd.	2,500	93,200
		1,599,352
Machinery - 0.9%
Deere & Co.	3,956	250,296
Illinois Tool Works, Inc.	1,515	62,509
Ingersoll-Rand Co. Ltd.	3,600	117,108
Parker Hannifin Corp.	2,000	118,320
		548,233
Road & Rail - 1.3%
CSX Corp.	3,924	195,768
Norfolk Southern Corp.	3,764	202,052
Union Pacific Corp.	5,100	371,994
		769,814
TOTAL INDUSTRIALS		5,197,875
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	5,900	48,203
Harris Corp.	1,768	74,380
Motorola, Inc. (a)	15,548	117,076
		239,659
Computers & Peripherals - 0.7%
EMC Corp. (a)	10,222	186,449
Hewlett-Packard Co.	6,931	266,705
		453,154
Electronic Equipment & Components - 0.4%
Corning, Inc.	10,000	156,800
Vishay Intertechnology, Inc. (a)	13,587	104,484
		261,284
Internet Software & Services - 0.3%
eBay, Inc. (a)	7,100	165,004
IT Services - 0.5%
Computer Sciences Corp.	2,629	104,660
International Business Machines Corp.	1,041	128,282
SAIC, Inc. (a)	5,500	81,840
		314,782
Office Electronics - 0.1%
Xerox Corp.	5,273	44,504
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(e)	24,605	138,280
Applied Materials, Inc.	6,673	69,332
Fairchild Semiconductor International, Inc. (a)	7,607	58,802
Intel Corp.	27,945	495,185
Micron Technology, Inc. (a)(e)	16,000	103,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	9,500	$ 119,795
RF Micro Devices, Inc. (a)(e)	12,000	58,560
Texas Instruments, Inc.	6,967	160,450
		1,203,844
Software - 1.1%
Microsoft Corp.	29,000	680,920
TOTAL INFORMATION TECHNOLOGY		3,363,151
MATERIALS - 3.6%
Chemicals - 2.2%
Ashland, Inc.	4,410	204,889
Dow Chemical Co.	6,990	170,346
E.I. du Pont de Nemours & Co.	7,146	291,342
Lubrizol Corp.	3,701	345,340
PPG Industries, Inc.	3,995	262,991
Rockwood Holdings, Inc. (a)	3,300	85,305
		1,360,213
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (a)	29,460	89,853
Rock-Tenn Co. Class A	2,100	101,178
		191,031
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,814	202,552
Paper & Forest Products - 0.7%
Domtar Corp.	3,028	181,741
International Paper Co.	11,959	244,681
		426,422
TOTAL MATERIALS		2,180,218
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	79,196	2,140,668
CenturyTel, Inc.	3,500	126,560
Frontier Communications Corp.	7,169	55,416
Qwest Communications International, Inc.	18,000	101,700
Verizon Communications, Inc.	29,868	881,405
		3,305,749
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	35,485	144,779
TOTAL TELECOMMUNICATION SERVICES		3,450,528

	Shares	Value
UTILITIES - 6.4%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	5,770	$ 204,316
DPL, Inc.	7,633	193,268
Duke Energy Corp.	15,180	260,944
Edison International	3,800	128,250
Entergy Corp.	857	67,566
Exelon Corp.	7,864	320,222
FirstEnergy Corp. (e)	2,100	76,713
IDACORP, Inc.	6,100	213,866
NextEra Energy, Inc.	2,957	158,880
Progress Energy, Inc.	2,943	126,284
Southern Co.	9,784	358,975
		2,109,284
Gas Utilities - 0.3%
Energen Corp.	4,030	172,000
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	4,115	120,693
Mirant Corp. (a)	7,431	72,081
		192,774
Multi-Utilities - 2.3%
Ameren Corp.	1,600	44,912
Consolidated Edison, Inc.	1,782	84,698
Dominion Resources, Inc.	10,907	466,383
DTE Energy Co.	3,305	154,839
PG&E Corp.	4,277	199,993
Public Service Enterprise Group, Inc.	9,800	313,208
Sempra Energy	765	38,954
Xcel Energy, Inc.	5,400	120,474
		1,423,461
TOTAL UTILITIES		3,897,519
TOTAL COMMON STOCKS (Cost $61,555,552)		60,927,882
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.41% 11/18/10 to 12/16/10 (f) (Cost $199,830)	$ 200,000	199,938
Money Market Funds - 6.6%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	239,598	$ 239,598
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	3,794,203	3,794,203
TOTAL MONEY MARKET FUNDS (Cost $4,033,801)		4,033,801
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $65,789,183)		65,161,621
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(3,998,430)
NET ASSETS - 100%		$ 61,163,191
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 419,320	$ (12,721)
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,938.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,935
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,755,609	$ 4,755,609	$ -	$ -
Consumer Staples	6,301,753	6,301,753	-	-
Energy	6,946,972	6,946,972	-	-
Financials	16,208,812	16,208,812	-	-
Health Care	8,625,445	8,625,445	-	-
Industrials	5,197,875	5,197,875	-	-
Information Technology	3,363,151	3,363,151	-	-
Materials	2,180,218	2,180,218	-	-
Telecommunication Services	3,450,528	3,450,528	-	-
Utilities	3,897,519	3,897,519	-	-
U.S. Government and Government Agency Obligations	199,938	-	199,938	-
Money Market Funds	4,033,801	4,033,801	-	-
Total Investments in Securities:	$ 65,161,621	$ 64,961,683	$ 199,938	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (12,721)	$ (12,721)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (12,721)
Total Value of Derivatives	$ -	$ (12,721)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,786,223 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,682,365) - See accompanying schedule: Unaffiliated issuers (cost $61,994,980)	$ 61,367,418
Fidelity Central Funds (cost $3,794,203)	3,794,203
Total Investments (cost $65,789,183)		$ 65,161,621
Receivable for fund shares sold		34,565
Dividends receivable		148,624
Interest receivable		85
Distributions receivable from Fidelity Central Funds		740
Receivable for daily variation on futures contracts		1,591
Total assets		65,347,226

Liabilities
Payable for fund shares redeemed	$ 365,898
Accrued management fee	15,980
Other affiliated payables	7,954
Collateral on securities loaned, at value	3,794,203
Total liabilities		4,184,035

Net Assets		$ 61,163,191
Net Assets consist of:
Paid in capital		$ 63,933,635
Undistributed net investment income		541,913
Accumulated undistributed net realized gain (loss) on investments		(2,672,074)
Net unrealized appreciation (depreciation) on investments		(640,283)
Net Assets, for 9,678,823 shares outstanding		$ 61,163,191
Net Asset Value, offering price and redemption price per share ($61,163,191 ÷ 9,678,823 shares)		$ 6.32

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 730,422
Interest		886
Income from Fidelity Central Funds (including $8,935 from security lending)		8,935
Total income		740,243

Expenses
Management fee	$ 100,847
Transfer agent fees	50,724
Independent trustees' compensation	602
Miscellaneous	80
Total expenses before reductions	152,253
Expense reductions	(6)	152,247
Net investment income (loss)		587,996
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(527,764)
Futures contracts	(121,673)
Total net realized gain (loss)		(649,437)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,433,743)
Futures contracts	(24,834)
Total change in net unrealized appreciation (depreciation)		(3,458,577)
Net gain (loss)		(4,108,014)
Net increase (decrease) in net assets resulting from operations		$ (3,520,018)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 587,996	$ 1,326,082
Net realized gain (loss)	(649,437)	3,447,132
Change in net unrealized appreciation (depreciation)	(3,458,577)	17,362,934
Net increase (decrease) in net assets resulting from operations	(3,520,018)	22,136,148
Distributions to shareholders from net investment income	(249,620)	(1,285,327)
Share transactions Proceeds from sales of shares	8,348,332	60,558,743
Reinvestment of distributions	244,299	1,254,502
Cost of shares redeemed	(12,684,130)	(33,801,530)
Net increase (decrease) in net assets resulting from share transactions	(4,091,499)	28,011,715
Total increase (decrease) in net assets	(7,861,137)	48,862,536

Net Assets
Beginning of period	69,024,328	20,161,792
End of period (including undistributed net investment income of $541,913 and undistributed net investment income of $203,537, respectively)	$ 61,163,191	$ 69,024,328
Other Information Shares
Sold	1,209,505	11,338,883
Issued in reinvestment of distributions	33,558	197,134
Redeemed	(1,871,373)	(5,617,182)
Net increase (decrease)	(628,310)	5,918,835

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.13	.20	.18
Net realized and unrealized gain (loss)	(.41)	2.11	(4.14)	(1.37)
Total from investment operations	(.35)	2.24	(3.94)	(1.19)
Distributions from net investment income	(.03)	(.13)	(.15)	(.13)
Net asset value, end of period	$ 6.32	$ 6.70	$ 4.59	$ 8.68
Total Return B,C	(5.35)%	48.83%	(45.82)%	(12.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45% A
Net investment income (loss)	1.74% A	2.11%	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,163	$ 69,024	$ 20,162	$ 24,379
Portfolio turnover rate F	82% A	89% I	72% I	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.2
Apple, Inc.	2.6	1.9
Microsoft Corp.	2.4	2.7
AT&T, Inc.	2.3	1.9
General Electric Co.	2.1	2.0
International Business Machines Corp.	2.0	2.1
Procter & Gamble Co.	2.0	2.0
Johnson & Johnson	1.9	1.9
Chevron Corp.	1.7	1.4
JPMorgan Chase & Co.	1.6	1.8
	21.8
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.9
Financials	14.7	15.0
Energy	12.1	11.7
Health Care	11.6	12.2
Consumer Staples	11.2	10.5
Consumer Discretionary	10.8	10.4
Industrials	10.2	10.3
Materials	3.8	3.5
Telecommunication Services	3.5	2.9
Utilities	2.7	1.8

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.3%
Autoliv, Inc.	31,776	$ 1,720,353
Johnson Controls, Inc.	32,000	848,960
		2,569,313
Automobiles - 0.6%
Ford Motor Co. (a)(e)	483,144	5,454,696
Diversified Consumer Services - 0.2%
ITT Educational Services, Inc. (a)(e)	27,686	1,474,556
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	149,653	2,357,035
Darden Restaurants, Inc.	79,000	3,259,540
McDonald's Corp.	100,000	7,306,000
Starbucks Corp.	70,000	1,609,300
The Cheesecake Factory, Inc. (a)(e)	76,036	1,702,446
Yum! Brands, Inc.	42,000	1,751,400
		17,985,721
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	19,959	2,491,482
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	37,107	1,978,916
Media - 3.3%
CBS Corp. Class B	90,000	1,243,800
Comcast Corp. Class A	339,897	5,819,037
DIRECTV (a)	52,000	1,971,840
Gannett Co., Inc.	164,004	1,982,808
News Corp. Class A	230,000	2,891,100
The Walt Disney Co.	194,967	6,353,975
Time Warner Cable, Inc.	46,506	2,400,175
Time Warner, Inc.	137,808	4,131,484
Viacom, Inc. Class B (non-vtg.)	58,000	1,822,360
		28,616,579
Multiline Retail - 0.9%
Macy's, Inc.	194,408	3,779,292
Target Corp.	85,596	4,379,091
		8,158,383
Specialty Retail - 1.9%
Gap, Inc.	134,382	2,269,712
Home Depot, Inc.	123,471	3,433,729
Lowe's Companies, Inc.	68,106	1,382,552
Rent-A-Center, Inc.	44,316	889,865
Ross Stores, Inc.	49,554	2,459,365
Signet Jewelers Ltd. (a)	60,000	1,586,400
TJX Companies, Inc.	105,000	4,167,450
		16,189,073
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	61,000	2,186,240
Jones Apparel Group, Inc. (e)	121,518	1,868,947

	Shares	Value
NIKE, Inc. Class B	37,060	$ 2,594,200
VF Corp.	25,655	1,811,756
		8,461,143
TOTAL CONSUMER DISCRETIONARY		93,379,862
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	66,000	1,878,360
Dr Pepper Snapple Group, Inc. (e)	23,000	846,860
PepsiCo, Inc.	126,849	8,141,169
The Coca-Cola Co.	209,240	11,700,701
		22,567,090
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	16,568	936,920
CVS Caremark Corp.	85,940	2,320,380
Wal-Mart Stores, Inc.	222,155	11,138,852
Walgreen Co.	79,120	2,126,746
		16,522,898
Food Products - 2.0%
ConAgra Foods, Inc.	40,000	863,600
Del Monte Foods Co.	223,965	2,920,504
General Mills, Inc.	21,910	792,266
H.J. Heinz Co. (e)	30,000	1,387,200
Hershey Co.	61,005	2,834,902
Kraft Foods, Inc. Class A	117,628	3,522,959
The J.M. Smucker Co.	60,000	3,508,800
Tyson Foods, Inc. Class A	110,000	1,801,800
		17,632,031
Household Products - 2.9%
Colgate-Palmolive Co.	46,087	3,403,064
Energizer Holdings, Inc. (a)	21,000	1,324,050
Kimberly-Clark Corp.	42,151	2,714,524
Procter & Gamble Co.	289,482	17,273,391
		24,715,029
Tobacco - 1.8%
Altria Group, Inc.	109,981	2,454,776
Lorillard, Inc.	32,000	2,432,320
Philip Morris International, Inc.	199,656	10,270,305
		15,157,401
TOTAL CONSUMER STAPLES		96,594,449
ENERGY - 12.1%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	65,450	2,407,251
Complete Production Services, Inc. (a)	50,000	882,000
Core Laboratories NV (e)	28,596	2,257,082
FMC Technologies, Inc. (a)(e)	39,196	2,424,273
Halliburton Co.	70,245	1,981,611
Helmerich & Payne, Inc.	43,000	1,592,720
National Oilwell Varco, Inc.	131,614	4,947,370
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	67,032	$ 2,763,729
Schlumberger Ltd.	113,493	6,052,582
		25,308,618
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	18,089	831,913
Apache Corp.	37,648	3,382,673
Chevron Corp.	200,104	14,839,713
Cimarex Energy Co.	28,229	1,846,741
ConocoPhillips	163,235	8,558,411
Devon Energy Corp.	38,277	2,307,338
EOG Resources, Inc.	4,510	391,784
Exxon Mobil Corp.	466,579	27,602,812
Marathon Oil Corp.	23,000	701,270
Occidental Petroleum Corp.	97,009	7,089,418
Peabody Energy Corp.	96,924	4,148,347
Spectra Energy Corp.	147,116	2,992,339
Whiting Petroleum Corp. (a)	15,000	1,272,600
World Fuel Services Corp. (e)	128,185	3,273,845
		79,239,204
TOTAL ENERGY		104,547,822
FINANCIALS - 14.7%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	25,000	1,089,500
Bank of New York Mellon Corp.	50,125	1,216,534
Goldman Sachs Group, Inc.	38,359	5,252,881
Knight Capital Group, Inc. Class A (a)(e)	86,698	1,029,972
Morgan Stanley	72,833	1,798,247
Raymond James Financial, Inc. (e)	37,514	865,823
State Street Corp.	102,107	3,581,914
		14,834,871
Commercial Banks - 3.6%
BB&T Corp.	35,000	774,200
CIT Group, Inc. (a)	25,000	917,000
Fifth Third Bancorp	70,000	773,500
International Bancshares Corp.	133,141	2,077,000
PNC Financial Services Group, Inc.	99,611	5,076,177
Prosperity Bancshares, Inc. (e)	115,727	3,292,433
Signature Bank, New York (a)(e)	25,000	913,500
U.S. Bancorp, Delaware	170,352	3,543,322
Wells Fargo & Co.	581,891	13,703,533
		31,070,665
Consumer Finance - 0.8%
American Express Co.	112,043	4,467,154
Capital One Financial Corp.	69,276	2,622,789
		7,089,943
Diversified Financial Services - 3.9%
Bank of America Corp.	826,014	10,283,874

	Shares	Value
Citigroup, Inc. (a)	1,850,000	$ 6,882,000
CME Group, Inc.	6,000	1,488,480
IntercontinentalExchange, Inc. (a)	6,500	621,140
JPMorgan Chase & Co.	388,661	14,131,714
		33,407,208
Insurance - 3.0%
AFLAC, Inc.	28,177	1,331,363
Berkshire Hathaway, Inc. Class B (a)(e)	155,500	12,250,290
Endurance Specialty Holdings Ltd.	62,296	2,294,985
MetLife, Inc.	42,176	1,585,818
PartnerRe Ltd.	19,011	1,415,369
Protective Life Corp.	40,000	747,200
Prudential Financial, Inc.	27,252	1,378,134
RenaissanceRe Holdings Ltd. (e)	18,000	1,022,220
The Chubb Corp.	22,000	1,212,640
The Travelers Companies, Inc.	44,199	2,164,867
		25,402,886
Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	90,000	1,564,200
PS Business Parks, Inc.	27,257	1,533,751
Public Storage	32,000	3,136,640
Rayonier, Inc.	64,000	3,027,200
Simon Property Group, Inc.	17,000	1,537,650
Vornado Realty Trust	14,000	1,134,840
		11,934,281
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (e)	182,146	2,894,300
TOTAL FINANCIALS		126,634,154
HEALTH CARE - 11.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	105,968	5,408,607
Biogen Idec, Inc. (a)	65,160	3,505,608
Celgene Corp. (a)	17,264	889,441
Gilead Sciences, Inc. (a)	84,721	2,699,211
		12,502,867
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	25,699	1,093,749
CareFusion Corp. (a)(e)	142,839	3,082,466
Medtronic, Inc.	64,183	2,020,481
		6,196,696
Health Care Providers & Services - 2.6%
Aetna, Inc.	42,000	1,122,240
Cardinal Health, Inc.	171,110	5,126,456
Express Scripts, Inc. (a)	8,080	344,208
Humana, Inc. (a)	75,363	3,601,598
McKesson Corp.	24,000	1,393,200
Medco Health Solutions, Inc. (a)	20,142	875,774
UnitedHealth Group, Inc.	159,220	5,050,458
WellPoint, Inc. (a)	91,924	4,566,784
		22,080,718
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	54,678	$ 2,303,037
Pharmaceuticals - 6.6%
Abbott Laboratories	145,903	7,198,854
Allergan, Inc.	27,000	1,658,340
Bristol-Myers Squibb Co. (e)	108,622	2,832,862
Eli Lilly & Co.	126,578	4,247,958
Endo Pharmaceuticals Holdings, Inc. (a)	90,000	2,445,300
Forest Laboratories, Inc. (a)(e)	74,162	2,023,881
Johnson & Johnson	281,265	16,037,730
Medicis Pharmaceutical Corp. Class A	40,000	1,100,000
Merck & Co., Inc.	259,713	9,131,509
Pfizer, Inc.	654,387	10,424,385
		57,100,819
TOTAL HEALTH CARE		100,184,137
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.2%
General Dynamics Corp.	57,104	3,190,400
Honeywell International, Inc.	70,941	2,773,084
L-3 Communications Holdings, Inc.	49,656	3,307,090
Lockheed Martin Corp.	13,942	969,248
Northrop Grumman Corp.	63,758	3,450,583
Raytheon Co.	109,485	4,808,581
The Boeing Co.	57,500	3,514,975
United Technologies Corp.	86,798	5,660,098
		27,674,059
Air Freight & Logistics - 1.4%
FedEx Corp.	18,045	1,408,412
United Parcel Service, Inc. Class B	172,545	11,008,371
		12,416,783
Airlines - 0.1%
JetBlue Airways Corp. (a)(e)	144,375	824,381
Construction & Engineering - 0.3%
URS Corp. (a)	60,000	2,140,200
Electrical Equipment - 0.9%
Emerson Electric Co.	51,268	2,391,652
General Cable Corp. (a)(e)	88,822	1,976,290
Thomas & Betts Corp. (a)	95,000	3,510,250
		7,878,192
Industrial Conglomerates - 2.6%
3M Co.	58,156	4,568,154
General Electric Co.	1,251,425	18,120,634
		22,688,788
Machinery - 1.0%
Caterpillar, Inc.	44,138	2,876,032
Danaher Corp.	12,409	450,819

	Shares	Value
Deere & Co.	43,000	$ 2,720,610
Illinois Tool Works, Inc.	16,728	690,197
Oshkosh Co. (a)	75,000	1,866,000
		8,603,658
Road & Rail - 0.7%
CSX Corp.	38,000	1,895,820
Norfolk Southern Corp.	27,000	1,449,360
Union Pacific Corp.	40,543	2,957,206
		6,302,386
TOTAL INDUSTRIALS		88,528,447
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.1%
Arris Group, Inc. (a)	80,000	653,600
Cisco Systems, Inc. (a)	539,682	10,820,624
Harris Corp.	61,605	2,591,722
QUALCOMM, Inc.	106,077	4,063,810
		18,129,756
Computers & Peripherals - 4.6%
Apple, Inc. (a)	93,399	22,730,515
Dell, Inc. (a)	96,743	1,138,665
EMC Corp. (a)	114,798	2,093,916
Hewlett-Packard Co.	299,608	11,528,916
SanDisk Corp. (a)(e)	76,481	2,542,228
		40,034,240
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	65,000	1,488,500
Corning, Inc.	177,801	2,787,920
Tech Data Corp. (a)(e)	23,168	838,682
Vishay Intertechnology, Inc. (a)	160,000	1,230,400
		6,345,502
Internet Software & Services - 1.6%
eBay, Inc. (a)	86,050	1,999,802
Google, Inc. Class A (a)	25,788	11,605,116
		13,604,918
IT Services - 2.8%
Computer Sciences Corp.	66,570	2,650,152
DST Systems, Inc. (e)	22,000	896,280
International Business Machines Corp.	143,218	17,648,754
MasterCard, Inc. Class A	2,383	472,692
Visa, Inc. Class A	35,000	2,414,300
		24,082,178
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)(e)	342,224	1,923,299
Fairchild Semiconductor International, Inc. (a)	125,000	966,250
Intel Corp.	645,712	11,442,017
RF Micro Devices, Inc. (a)(e)	180,000	878,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	277,535	$ 6,391,631
Xilinx, Inc.	133,032	3,212,723
		24,814,320
Software - 3.7%
Microsoft Corp.	887,629	20,841,529
Oracle Corp.	445,000	9,736,600
Symantec Corp. (a)	100,196	1,365,671
		31,943,800
TOTAL INFORMATION TECHNOLOGY		158,954,714
MATERIALS - 3.8%
Chemicals - 2.2%
Ashland, Inc.	43,453	2,018,826
Dow Chemical Co.	43,679	1,064,457
E.I. du Pont de Nemours & Co.	125,069	5,099,063
Lubrizol Corp.	49,294	4,599,623
Monsanto Co.	18,853	992,610
PPG Industries, Inc.	49,713	3,272,607
Praxair, Inc.	12,000	1,032,360
Rockwood Holdings, Inc. (a)	43,000	1,111,550
		19,191,096
Containers & Packaging - 0.2%
Ball Corp.	31,000	1,738,480
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	75,794	5,455,652
Newmont Mining Corp.	19,161	1,174,953
		6,630,605
Paper & Forest Products - 0.6%
Domtar Corp.	43,770	2,627,075
International Paper Co.	141,224	2,889,443
		5,516,518
TOTAL MATERIALS		33,076,699
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	730,916	19,756,659
Frontier Communications Corp.	55,135	426,194
Qwest Communications International, Inc.	570,882	3,225,483
Verizon Communications, Inc.	229,695	6,778,299
		30,186,635
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	49,771	1,762,391
DPL, Inc.	54,485	1,379,560

	Shares	Value
Duke Energy Corp.	118,000	$ 2,028,420
Exelon Corp.	48,975	1,994,262
IDACORP, Inc.	88,000	3,085,280
NextEra Energy, Inc.	20,000	1,074,600
Progress Energy, Inc.	24,000	1,029,840
Southern Co.	65,509	2,403,525
		14,757,878
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	41,061	1,204,319
Multi-Utilities - 0.9%
Dominion Resources, Inc.	56,000	2,394,560
DTE Energy Co.	35,798	1,677,136
PG&E Corp.	33,000	1,543,080
Public Service Enterprise Group, Inc.	58,240	1,861,350
		7,476,126
TOTAL UTILITIES		23,438,323
TOTAL COMMON STOCKS (Cost $1,006,025,173)		855,525,242
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.33% 12/16/10 to 6/30/11 (f) (Cost $4,402,988)	$ 4,410,000	4,404,903
Money Market Funds - 6.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	11,325,234	11,325,234
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	48,352,380	48,352,380
TOTAL MONEY MARKET FUNDS (Cost $59,677,614)		59,677,614
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,070,105,775)		919,607,759
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(55,184,367)
NET ASSETS - 100%		$ 864,423,392
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
168 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 8,805,720	$ (487,631)

The face value of futures purchased as a percentage of net assets is 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,096,300.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 143,262
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 93,379,862	$ 93,379,862	$ -	$ -
Consumer Staples	96,594,449	96,594,449	-	-
Energy	104,547,822	104,547,822	-	-
Financials	126,634,154	126,634,154	-	-
Health Care	100,184,137	100,184,137	-	-
Industrials	88,528,447	88,528,447	-	-
Information Technology	158,954,714	158,954,714	-	-
Materials	33,076,699	33,076,699	-	-
Telecommunication Services	30,186,635	30,186,635	-	-
Utilities	23,438,323	23,438,323	-	-
U.S. Government and Government Agency Obligations	4,404,903	-	4,404,903	-
Money Market Funds	59,677,614	59,677,614	-	-
Total Investments in Securities:	$ 919,607,759	$ 915,202,856	$ 4,404,903	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (487,631)	$ (487,631)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (487,631)
Total Value of Derivatives	$ -	$ (487,631)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $140,152,218 of which $391,157, $99,838,325 and $39,922,736 will expire on February 29, 2016, February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $10,405,393 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,975,979) - See accompanying schedule: Unaffiliated issuers (cost $1,021,753,395)	$ 871,255,379
Fidelity Central Funds (cost $48,352,380)	48,352,380
Total Investments (cost $1,070,105,775)		$ 919,607,759
Receivable for fund shares sold		343,328
Dividends receivable		2,235,601
Interest receivable		2,389
Distributions receivable from Fidelity Central Funds		6,182
Receivable for daily variation on futures contracts		53,111
Total assets		922,248,370

Liabilities
Payable for fund shares redeemed	9,132,413
Accrued management fee	226,814
Other affiliated payables	113,371
Collateral on securities loaned, at value	48,352,380
Total liabilities		57,824,978

Net Assets		$ 864,423,392
Net Assets consist of:
Paid in capital		$ 1,133,821,522
Undistributed net investment income		7,744,705
Accumulated undistributed net realized gain (loss) on investments		(126,157,190)
Net unrealized appreciation (depreciation) on investments		(150,985,645)
Net Assets, for 120,096,362 shares outstanding		$ 864,423,392
Net Asset Value, offering price and redemption price per share ($864,423,392 ÷ 120,096,362 shares)		$ 7.20

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 9,865,695
Interest		17,209
Income from Fidelity Central Funds (including $143,262 of security lending)		143,262
Total income		10,026,166

Expenses
Management fee	$ 1,446,059
Transfer agent fees	727,358
Independent trustees' compensation	8,656
Interest	1,531
Miscellaneous	1,147
Total expenses before reductions	2,184,751
Expense reductions	(62)	2,184,689
Net investment income (loss)		7,841,477
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,383,803
Futures contracts	212,206
Total net realized gain (loss)		27,596,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(88,790,720)
Futures contracts	(326,189)
Total change in net unrealized appreciation (depreciation)		(89,116,909)
Net gain (loss)		(61,520,900)
Net increase (decrease) in net assets resulting from operations		$ (53,679,423)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,841,477	$ 17,726,017
Net realized gain (loss)	27,596,009	16,226,928
Change in net unrealized appreciation (depreciation)	(89,116,909)	348,621,025
Net increase (decrease) in net assets resulting from operations	(53,679,423)	382,573,970
Distributions to shareholders from net investment income	(3,132,620)	(17,963,606)
Share transactions Proceeds from sales of shares	68,735,979	212,649,935
Reinvestment of distributions	3,116,623	17,876,296
Cost of shares redeemed	(156,801,989)	(312,499,917)
Net increase (decrease) in net assets resulting from share transactions	(84,949,387)	(81,973,686)
Total increase (decrease) in net assets	(141,761,430)	282,636,678

Net Assets
Beginning of period	1,006,184,822	723,548,144
End of period (including undistributed net investment income of $7,744,705 and undistributed net investment income of $3,035,848, respectively)	$ 864,423,392	$ 1,006,184,822
Other Information Shares
Sold	8,942,022	34,181,625
Issued in reinvestment of distributions	376,404	2,454,564
Redeemed	(20,091,632)	(43,162,731)
Net increase (decrease)	(10,773,206)	(6,526,542)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.12	.16	.15
Net realized and unrealized gain (loss)	(.52)	2.43	(3.95)	(.90)
Total from investment operations	(.46)	2.55	(3.79)	(.75)
Distributions from net investment income	(.03)	(.13)	(.14)	(.05)
Net asset value, end of period	$ 7.20	$ 7.69	$ 5.27	$ 9.20
Total Return B,C	(6.09)%	48.52%	(41.51)%	(7.59)%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45% A
Net investment income (loss)	1.62% A	1.76%	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 864,423	$ 1,006,185	$ 723,548	$ 834,523
Portfolio turnover rate F	46% A	60% I	45% I	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc.	1.0	0.4
Annaly Capital Management, Inc.	0.9	0.8
Qwest Communications International, Inc.	0.8	0.2
Edison International	0.8	0.4
FMC Technologies, Inc.	0.8	0.3
Lubrizol Corp.	0.8	0.6
Spectra Energy Corp.	0.8	0.9
Xerox Corp.	0.8	0.9
Consolidated Edison, Inc.	0.8	0.7
Eaton Corp.	0.7	0.8
	8.2
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.9
Information Technology	16.1	15.4
Industrials	13.9	12.6
Consumer Discretionary	12.2	16.2
Health Care	8.9	9.6
Energy	8.5	7.9
Materials	7.5	6.6
Consumer Staples	6.9	5.9
Utilities	6.4	5.5
Telecommunication Services	1.5	0.8

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
Autoliv, Inc.	310	$ 16,783
Dana Holding Corp. (a)	13,986	143,496
Gentex Corp.	3,700	65,009
TRW Automotive Holdings Corp. (a)	5,679	197,402
		422,690
Automobiles - 0.5%
Ford Motor Co. (a)(d)	14,590	164,721
Diversified Consumer Services - 0.9%
DeVry, Inc.	1,120	42,683
H&R Block, Inc.	9,825	126,251
ITT Educational Services, Inc. (a)	2,000	106,520
Service Corp. International	5,760	44,294
		319,748
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	4,207	66,260
Marriott International, Inc. Class A	2,600	83,226
MGM Mirage, Inc. (a)	1,736	15,641
Panera Bread Co. Class A (a)(d)	1,300	103,922
Starbucks Corp.	6,778	155,826
Starwood Hotels & Resorts Worldwide, Inc.	169	7,897
Wyndham Worldwide Corp.	8,845	205,116
		637,888
Household Durables - 0.9%
D.R. Horton, Inc.	1,269	13,020
Garmin Ltd.	1,088	28,952
Jarden Corp.	3,938	106,090
Leggett & Platt, Inc.	8,452	162,025
Lennar Corp. Class A	980	12,907
Stanley Black & Decker, Inc.	215	11,533
		334,527
Internet & Catalog Retail - 0.6%
Expedia, Inc.	4,224	96,561
Liberty Media Corp. Interactive Series A (a)	5,200	54,860
Priceline.com, Inc. (a)	201	58,587
		210,008
Leisure Equipment & Products - 0.4%
Mattel, Inc.	7,581	159,125
Media - 1.5%
CBS Corp. Class B	17,366	239,998
Discovery Communications, Inc. (a)	662	24,991
Discovery Communications, Inc. Class C (a)	222	7,504
Gannett Co., Inc.	13,452	162,635
Interpublic Group of Companies, Inc. (a)(d)	12,000	102,360
McGraw-Hill Companies, Inc.	269	7,438
		544,926

	Shares	Value
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	3,688	$ 167,177
Family Dollar Stores, Inc.	1,000	42,790
Macy's, Inc.	6,984	135,769
Nordstrom, Inc.	185	5,350
		351,086
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	2,000	108,940
AutoZone, Inc. (a)(d)	500	104,890
Bed Bath & Beyond, Inc. (a)	880	31,654
Limited Brands, Inc.	4,513	106,507
Signet Jewelers Ltd. (a)	3,901	103,142
Tiffany & Co., Inc. (d)	2,000	79,260
TJX Companies, Inc.	4,338	172,175
		706,568
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	5,620	201,421
Crocs, Inc. (a)	6,000	75,000
Fossil, Inc. (a)	3,659	173,766
VF Corp.	950	67,089
		517,276
TOTAL CONSUMER DISCRETIONARY		4,368,563
CONSUMER STAPLES - 6.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	800	49,032
Coca-Cola Enterprises, Inc.	5,335	151,834
Dr Pepper Snapple Group, Inc.	3,500	128,870
		329,736
Food & Staples Retailing - 1.6%
Andersons, Inc.	5,000	179,150
Nash-Finch Co.	4,785	187,907
PriceSmart, Inc.	6,813	175,844
Safeway, Inc.	1,450	27,260
SUPERVALU, Inc.	275	2,673
		572,834
Food Products - 3.3%
Bunge Ltd.	1,500	79,500
Campbell Soup Co. (d)	3,863	143,935
ConAgra Foods, Inc.	3,004	64,856
Corn Products International, Inc.	1,679	57,304
Del Monte Foods Co.	4,468	58,263
H.J. Heinz Co.	5,180	239,523
Hershey Co. (d)	5,035	233,976
Mead Johnson Nutrition Co. Class A	501	26,147
Sara Lee Corp.	9,677	139,736
Tyson Foods, Inc. Class A	7,854	128,649
		1,171,889
Household Products - 0.0%
Clorox Co.	151	9,788
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	1,780	$ 51,798
Estee Lauder Companies, Inc. Class A	238	13,345
Herbalife Ltd.	505	28,068
		93,211
Tobacco - 0.8%
Lorillard, Inc.	3,258	247,641
Reynolds American, Inc.	564	30,761
		278,402
TOTAL CONSUMER STAPLES		2,455,860
ENERGY - 8.5%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	6,243	229,618
Complete Production Services, Inc. (a)	2,430	42,865
Dril-Quip, Inc. (a)	3,546	187,477
Ensco International Ltd. ADR	2,800	115,164
FMC Technologies, Inc. (a)	4,599	284,448
Noble Corp.	5,591	173,992
Oceaneering International, Inc. (a)	584	29,206
Oil States International, Inc. (a)	4,382	180,670
Schlumberger Ltd.	515	27,465
Weatherford International Ltd. (a)	2,471	36,843
		1,307,748
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	2,168	80,498
Bill Barrett Corp. (a)	4,899	159,511
Cimarex Energy Co.	3,660	239,437
CONSOL Energy, Inc.	23	741
Forest Oil Corp. (a)	1,252	32,702
Gran Tierra Energy, Inc. (a)	14,747	92,906
McMoRan Exploration Co. (a)	15,081	213,999
Murphy Oil Corp.	506	27,101
Noble Energy, Inc.	3,285	229,227
Peabody Energy Corp.	1,022	43,742
Southern Union Co.	8,228	185,130
Spectra Energy Corp.	13,694	278,536
Valero Energy Corp.	1,049	16,543
World Fuel Services Corp.	5,414	138,274
		1,738,347
TOTAL ENERGY		3,046,095
FINANCIALS - 17.3%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	1,200	52,296
Eaton Vance Corp. (non-vtg.)	2,670	69,393
Raymond James Financial, Inc.	1,783	41,152

	Shares	Value
T. Rowe Price Group, Inc.	914	$ 40,015
Waddell & Reed Financial, Inc. Class A	3,967	91,281
		294,137
Commercial Banks - 2.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	15,588	197,812
Comerica, Inc.	471	16,207
Fifth Third Bancorp	2,932	32,399
First Citizen Bancshares, Inc.	500	83,985
International Bancshares Corp.	6,044	94,286
M&T Bank Corp. (d)	2,982	255,378
Prosperity Bancshares, Inc.	3,942	112,150
SunTrust Banks, Inc.	2,580	58,024
		850,241
Consumer Finance - 0.8%
Cash America International, Inc.	981	30,048
Credit Acceptance Corp. (a)	1,076	60,955
Discover Financial Services	11,429	165,835
SLM Corp. (a)	4,000	44,200
		301,038
Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc. (a)	2,443	233,453
Leucadia National Corp. (a)	2,651	56,599
Moody's Corp. (d)	11,030	233,174
NYSE Euronext	8,953	248,356
The NASDAQ Stock Market, Inc. (a)	2,400	42,984
		814,566
Insurance - 3.7%
American Financial Group, Inc.	4,355	125,293
American International Group, Inc. (a)(d)	1,105	37,493
Aon Corp. (d)	652	23,628
Aspen Insurance Holdings Ltd.	3,817	108,403
Axis Capital Holdings Ltd.	4,610	142,357
Endurance Specialty Holdings Ltd.	2,111	77,769
Genworth Financial, Inc. Class A (a)	6,899	74,716
Hartford Financial Services Group, Inc.	758	15,281
Horace Mann Educators Corp.	5,647	92,611
Marsh & McLennan Companies, Inc.	2,048	48,579
PartnerRe Ltd.	2,462	183,296
Principal Financial Group, Inc.	339	7,814
Progressive Corp.	3,246	64,271
Reinsurance Group of America, Inc.	2,020	88,355
Transatlantic Holdings, Inc.	1,350	64,355
Unum Group	7,933	159,057
		1,313,278
Real Estate Investment Trusts - 6.0%
Annaly Capital Management, Inc.	18,135	315,186
Apartment Investment & Management Co. Class A	2,444	49,955
Boston Properties, Inc.	1,235	100,529
Chimera Investment Corp.	56,492	222,014
CommonWealth REIT	1,109	26,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	1,091	$ 50,001
FelCor Lodging Trust, Inc. (a)	15,000	59,700
HCP, Inc.	467	16,448
Hospitality Properties Trust (SBI)	7,885	154,152
Host Hotels & Resorts, Inc.	1,226	16,097
Liberty Property Trust (SBI)	1,200	36,444
Plum Creek Timber Co., Inc. (d)	7,063	243,462
PS Business Parks, Inc.	2,618	147,315
Public Storage	2,253	220,839
Rayonier, Inc.	5,125	242,413
Ventas, Inc.	1,432	72,330
Vornado Realty Trust	1,894	153,528
		2,127,162
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	138	10,420
Thrifts & Mortgage Finance - 1.3%
Hudson City Bancorp, Inc.	18,418	212,267
New York Community Bancorp, Inc. (d)	15,260	242,481
		454,748
TOTAL FINANCIALS		6,165,590
HEALTH CARE - 8.9%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	2,852	153,438
Cephalon, Inc. (a)	298	16,870
		170,308
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	78	5,993
Hill-Rom Holdings, Inc.	6,013	193,017
Hologic, Inc. (a)	12,524	177,716
Intuitive Surgical, Inc. (a)	150	39,755
Kinetic Concepts, Inc. (a)	2,640	84,269
		500,750
Health Care Providers & Services - 2.7%
Amedisys, Inc. (a)(d)	2,772	64,089
AmerisourceBergen Corp.	8,839	241,128
CIGNA Corp.	605	19,493
Coventry Health Care, Inc. (a)	3,000	58,050
Humana, Inc. (a)	5,294	253,000
Laboratory Corp. of America Holdings (a)(d)	1,590	115,466
Lincare Holdings, Inc.	5,068	116,665
Quest Diagnostics, Inc.	2,200	95,700
		963,591
Life Sciences Tools & Services - 2.2%
Bruker BioSciences Corp. (a)	11,674	138,804
Life Technologies Corp. (a)	5,748	245,842
Mettler-Toledo International, Inc. (a)	937	103,623

	Shares	Value
PerkinElmer, Inc.	3,000	$ 63,030
Waters Corp. (a)	3,803	230,158
		781,457
Pharmaceuticals - 2.1%
Allergan, Inc.	2,826	173,573
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	176,605
Mylan, Inc. (a)(d)	10,407	178,584
Perrigo Co.	3,964	225,908
		754,670
TOTAL HEALTH CARE		3,170,776
INDUSTRIALS - 13.9%
Aerospace & Defense - 0.6%
Goodrich Corp.	148	10,135
L-3 Communications Holdings, Inc.	2,939	195,737
Rockwell Collins, Inc.	360	19,415
		225,287
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	3,542	153,510
C.H. Robinson Worldwide, Inc.	364	23,656
Expeditors International of Washington, Inc.	2,820	111,644
		288,810
Airlines - 0.3%
Delta Air Lines, Inc. (a)	6,635	69,402
Southwest Airlines Co.	3,200	35,360
		104,762
Building Products - 0.4%
Masco Corp.	13,834	145,119
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	3,291	107,023
Cintas Corp.	3,875	98,774
R.R. Donnelley & Sons Co.	9,174	138,940
Republic Services, Inc.	800	23,544
		368,281
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	2,370	53,894
Fluor Corp.	184	8,217
KBR, Inc.	9,617	223,114
URS Corp. (a)	3,977	141,860
		427,085
Electrical Equipment - 2.3%
Cooper Industries PLC Class A	3,467	145,926
Franklin Electric Co., Inc.	5,563	176,180
General Cable Corp. (a)	3,000	66,750
Hubbell, Inc. Class B	3,280	147,534
Regal-Beloit Corp.	1,518	83,976
Roper Industries, Inc.	870	50,530
Thomas & Betts Corp. (a)	4,156	153,564
		824,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 5.6%
AGCO Corp. (a)	5,000	$ 165,250
ArvinMeritor, Inc. (a)	1,731	22,624
CNH Global NV (a)	5,000	140,750
Cummins, Inc.	997	74,187
Dover Corp.	5,355	239,690
Eaton Corp.	3,817	265,205
Ingersoll-Rand Co. Ltd.	1,036	33,701
Joy Global, Inc.	3,817	216,577
Lindsay Corp.	3,000	110,610
Oshkosh Co. (a)	4,082	101,560
Parker Hannifin Corp.	3,051	180,497
SPX Corp.	1,000	56,060
Timken Co.	6,069	198,517
Toro Co.	3,794	189,321
		1,994,549
Professional Services - 0.7%
Dun & Bradstreet Corp.	3,105	204,620
FTI Consulting, Inc. (a)	400	13,112
Manpower, Inc.	534	22,695
		240,427
Road & Rail - 0.3%
Landstar System, Inc.	2,000	71,960
Ryder System, Inc.	855	32,806
		104,766
Trading Companies & Distributors - 0.7%
TAL International Group, Inc.	7,297	155,572
W.W. Grainger, Inc.	885	93,624
		249,196
TOTAL INDUSTRIALS		4,972,742
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.6%
Harris Corp.	4,492	188,978
InterDigital, Inc. (a)	7,038	173,979
Ixia (a)	17,244	194,685
		557,642
Computers & Peripherals - 1.3%
NetApp, Inc. (a)	2,128	86,056
SanDisk Corp. (a)	2,000	66,480
Synaptics, Inc. (a)(d)	6,400	169,088
Western Digital Corp. (a)	5,713	137,969
		459,593
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc. (a)	3,130	84,416
Arrow Electronics, Inc. (a)	7,448	170,410
AVX Corp.	2,500	31,075
Ingram Micro, Inc. Class A (a)	9,319	140,344

	Shares	Value
Multi-Fineline Electronix, Inc. (a)	7,417	$ 154,570
Vishay Intertechnology, Inc. (a)	17,225	132,460
		713,275
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	1,833	84,446
IT Services - 3.1%
Acxiom Corp. (a)	1,160	14,378
Amdocs Ltd. (a)	5,000	131,150
Cognizant Technology Solutions Corp. Class A (a)	1,384	79,725
Computer Sciences Corp.	4,655	185,316
DST Systems, Inc.	1,000	40,740
Fidelity National Information Services, Inc.	4,675	120,802
Fiserv, Inc. (a)	2,630	131,579
Hewitt Associates, Inc. Class A (a)	2,150	103,781
Lender Processing Services, Inc.	851	24,960
NeuStar, Inc. Class A (a)	2,630	58,228
SAIC, Inc. (a)	6,840	101,779
Teradata Corp. (a)	3,001	98,253
The Western Union Co.	1,698	26,625
		1,117,316
Office Electronics - 0.8%
Xerox Corp.	32,597	275,119
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	6,048	33,990
Altera Corp.	7,726	190,600
Analog Devices, Inc.	4,250	118,490
Broadcom Corp. Class A	366	10,969
Lattice Semiconductor Corp. (a)	37,260	154,629
Linear Technology Corp.	6,220	178,203
Marvell Technology Group Ltd. (a)	13,133	209,340
Microchip Technology, Inc. (d)	5,242	145,151
Micron Technology, Inc. (a)(d)	34,201	221,109
National Semiconductor Corp.	15,484	195,253
NVIDIA Corp. (a)	1,364	12,726
ON Semiconductor Corp. (a)	5,000	30,900
Skyworks Solutions, Inc. (a)	2,054	36,684
Xilinx, Inc.	9,425	227,614
		1,765,658
Software - 2.1%
BMC Software, Inc. (a)	2,217	79,945
CA, Inc.	13,782	248,214
Citrix Systems, Inc. (a)	428	24,798
Intuit, Inc. (a)	8,551	365,981
Salesforce.com, Inc. (a)	355	39,007
		757,945
TOTAL INFORMATION TECHNOLOGY		5,730,994
MATERIALS - 7.5%
Chemicals - 3.8%
Ashland, Inc.	3,559	165,351
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	2,864	$ 81,424
Celanese Corp. Class A	1,150	30,705
CF Industries Holdings, Inc.	2,534	234,395
Ecolab, Inc.	700	33,180
Lubrizol Corp.	2,988	278,810
Nalco Holding Co.	2,000	45,440
OM Group, Inc. (a)	4,667	119,475
PPG Industries, Inc.	3,964	260,950
Sigma Aldrich Corp.	894	47,534
The Scotts Miracle-Gro Co. Class A	1,117	52,756
		1,350,020
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	38,301	116,818
Sealed Air Corp.	600	12,306
Sonoco Products Co.	779	24,500
		153,624
Metals & Mining - 1.7%
Golden Star Resources Ltd. (a)	42,895	201,551
Hecla Mining Co. (a)(d)	35,695	204,175
Walter Energy, Inc.	2,625	189,105
		594,831
Paper & Forest Products - 1.6%
Domtar Corp.	2,610	156,652
International Paper Co.	11,900	243,474
MeadWestvaco Corp.	7,266	158,108
Weyerhaeuser Co.	354	5,558
		563,792
TOTAL MATERIALS		2,662,267
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc.	726	26,252
Qwest Communications International, Inc.	52,951	299,173
Windstream Corp.	9,600	110,736
		436,161
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	972	39,969
NII Holdings, Inc. (a)	1,532	55,535
		95,504
TOTAL TELECOMMUNICATION SERVICES		531,665

	Shares	Value
UTILITIES - 6.4%
Electric Utilities - 1.9%
Cleco Corp.	798	$ 22,607
DPL, Inc.	1,763	44,639
Edison International	8,689	293,254
FirstEnergy Corp.	840	30,685
IDACORP, Inc.	4,397	154,159
NV Energy, Inc.	3,400	43,520
PPL Corp.	1,870	50,789
Progress Energy, Inc.	870	37,332
		676,985
Gas Utilities - 0.7%
Energen Corp.	2,258	96,371
National Fuel Gas Co. New Jersey	1,100	47,278
UGI Corp.	4,122	113,767
		257,416
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	11,281	115,517
Constellation Energy Group, Inc.	6,466	189,648
Mirant Corp. (a)	5,120	49,664
		354,829
Multi-Utilities - 2.8%
CenterPoint Energy, Inc.	2,997	44,326
CMS Energy Corp.	4,250	74,375
Consolidated Edison, Inc.	5,718	271,777
DTE Energy Co.	5,108	239,310
NiSource, Inc.	8,300	143,922
Sempra Energy	2,050	104,386
TECO Energy, Inc.	3,200	54,016
Xcel Energy, Inc.	2,750	61,353
		993,465
TOTAL UTILITIES		2,282,695
TOTAL COMMON STOCKS (Cost $34,066,329)		35,387,247
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.24% to 0.39% 11/18/10 to 5/5/11 (e) (Cost $179,772)	$ 180,000	179,872
Money Market Funds - 4.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $1,485,330)	1,485,330	$ 1,485,330
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $35,731,431)	37,052,449
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(1,382,880)
NET ASSETS - 100%	$ 35,669,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	$ 216,330	$ (6)
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,962.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,368
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,368,563	$ 4,368,563	$ -	$ -
Consumer Staples	2,455,860	2,455,860	-	-
Energy	3,046,095	3,046,095	-	-
Financials	6,165,590	6,165,590	-	-
Health Care	3,170,776	3,170,776	-	-
Industrials	4,972,742	4,972,742	-	-
Information Technology	5,730,994	5,730,994	-	-
Materials	2,662,267	2,662,267	-	-
Telecommunication Services	531,665	531,665	-	-
Utilities	2,282,695	2,282,695	-	-
U.S. Government and Government Agency Obligations	179,872	-	179,872	-
Money Market Funds	1,485,330	1,485,330	-	-
Total Investments in Securities:	$ 37,052,449	$ 36,872,577	$ 179,872	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6)
Total Value of Derivatives	$ -	$ (6)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $970,884 of which $349,825 and $621,059 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $395,633 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,451,677) - See accompanying schedule: Unaffiliated issuers (cost $34,246,101)	$ 35,567,119
Fidelity Central Funds (cost $1,485,330)	1,485,330
Total Investments (cost $35,731,431)		$ 37,052,449
Receivable for fund shares sold		187,986
Dividends receivable		61,144
Interest receivable		51
Distributions receivable from Fidelity Central Funds		845
Receivable for daily variation on futures contracts		247
Total assets		37,302,722

Liabilities
Payable to custodian bank	$ 65,567
Payable for fund shares redeemed	63,755
Accrued management fee	13,875
Other affiliated payables	4,626
Collateral on securities loaned, at value	1,485,330
Total liabilities		1,633,153

Net Assets		$ 35,669,569
Net Assets consist of:
Paid in capital		$ 35,825,044
Undistributed net investment income		221,030
Accumulated undistributed net realized gain (loss) on investments		(1,697,517)
Net unrealized appreciation (depreciation) on investments		1,321,012
Net Assets, for 4,549,026 shares outstanding		$ 35,669,569
Net Asset Value, offering price and redemption price per share ($35,669,569 ÷ 4,549,026 shares)		$ 7.84

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 331,691
Interest		984
Income from Fidelity Central Funds (including $8,368 from security lending)		8,368
Total income		341,043

Expenses
Management fee	$ 84,725
Transfer agent fees	28,353
Independent trustees' compensation	334
Miscellaneous	43
Total expenses before reductions	113,455
Expense reductions	(3)	113,452
Net investment income (loss)		227,591
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	403,492
Futures contracts	(35,391)
Total net realized gain (loss)		368,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,231,890)
Futures contracts	(43,221)
Total change in net unrealized appreciation (depreciation)		(2,275,111)
Net gain (loss)		(1,907,010)
Net increase (decrease) in net assets resulting from operations		$ (1,679,419)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 227,591	$ 298,703
Net realized gain (loss)	368,101	815,083
Change in net unrealized appreciation (depreciation)	(2,275,111)	9,222,441
Net increase (decrease) in net assets resulting from operations	(1,679,419)	10,336,227
Distributions to shareholders from net investment income	(44,727)	(290,636)
Distributions to shareholders from net realized gain	(961,641)	-
Total distributions	(1,006,368)	(290,636)
Share transactions Proceeds from sales of shares	12,018,290	21,915,812
Reinvestment of distributions	965,607	272,697
Cost of shares redeemed	(8,247,230)	(12,855,104)
Net increase (decrease) in net assets resulting from share transactions	4,736,667	9,333,405
Redemption fees	1,827	2,474
Total increase (decrease) in net assets	2,052,707	19,381,470

Net Assets
Beginning of period	33,616,862	14,235,392
End of period (including undistributed net investment income of $221,030 and undistributed net investment income of $38,166, respectively)	$ 35,669,569	$ 33,616,862
Other Information Shares
Sold	1,395,841	3,090,781
Issued in reinvestment of distributions	108,739	34,827
Redeemed	(990,027)	(1,869,024)
Net increase (decrease)	514,553	1,256,584

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.09	.10	.02
Net realized and unrealized gain (loss)	(.31)	3.20	(4.07)	(.86)
Total from investment operations	(.26)	3.29	(3.97)	(.84)
Distributions from net investment income	(.01)	(.08)	(.08)	-
Distributions from net realized gain	(.22)	-	-	-
Total distributions	(.23)	(.08)	(.08)	-
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 7.84	$ 8.33	$ 5.12	$ 9.16
Total Return B, C	(3.50)%	64.37%	(43.40)%	(8.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.60%	.60% A
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60%	.60% A
Net investment income (loss)	1.21% A	1.21%	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,670	$ 33,617	$ 14,235	$ 5,967
Portfolio turnover rate F	56% A	80% J	58% J	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Newpark Resources, Inc.	0.8	0.4
Skyworks Solutions, Inc.	0.8	0.8
RF Micro Devices, Inc.	0.7	0.2
Complete Production Services, Inc.	0.7	0.6
Omega Healthcare Investors, Inc.	0.7	0.6
Golden Star Resources Ltd. Cda	0.7	0.0
Domtar Corp.	0.7	0.5
Fossil, Inc.	0.7	0.5
Jack Henry & Associates, Inc.	0.6	0.7
Nelnet, Inc. Class A	0.6	0.5
	7.0
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	19.3
Financials	18.8	18.3
Industrials	14.4	14.7
Consumer Discretionary	13.4	15.6
Health Care	11.3	13.3
Materials	6.6	5.2
Energy	6.4	4.8
Consumer Staples	4.4	4.2
Utilities	2.1	1.9
Telecommunication Services	0.6	0.4

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.8%
Amerigon, Inc. (a)	5,000	$ 51,700
Cooper Tire & Rubber Co.	24,559	397,610
Dana Holding Corp. (a)	20,000	205,200
Superior Industries International, Inc.	3,094	45,111
		699,621
Diversified Consumer Services - 0.4%
DeVry, Inc.	3,819	145,542
Regis Corp.	5,440	91,229
Strayer Education, Inc. (e)	715	103,518
		340,289
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	11,000	118,250
Bob Evans Farms, Inc.	10,798	275,889
Cracker Barrel Old Country Store, Inc.	8,153	363,705
Domino's Pizza, Inc. (a)	17,365	222,619
Papa John's International, Inc. (a)	12,418	295,673
Ruth's Hospitality Group, Inc. (a)	27,659	90,445
Shuffle Master, Inc. (a)	20,000	159,000
		1,525,581
Household Durables - 1.9%
American Greetings Corp. Class A	18,729	361,470
Beazer Homes USA, Inc. (a)(e)	34,403	119,034
M/I Homes, Inc. (a)	9,417	88,802
Meritage Homes Corp. (a)	12,787	228,376
Ryland Group, Inc.	8,205	132,183
Standard Pacific Corp. (a)	84,904	296,315
Tempur-Pedic International, Inc. (a)(e)	8,470	226,996
Tupperware Brands Corp.	5,800	228,172
		1,681,348
Internet & Catalog Retail - 0.3%
Netflix, Inc. (a)	800	100,416
Shutterfly, Inc. (a)	7,880	175,172
		275,588
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc. (e)	8,607	459,011
Media - 1.6%
Cinemark Holdings, Inc.	7,901	115,434
Global Sources Ltd. (a)(e)	64,050	447,710
Journal Communications, Inc. Class A (a)	17,531	69,423
National CineMedia, Inc.	20,175	320,581
Valassis Communications, Inc. (a)	14,741	432,059
		1,385,207
Multiline Retail - 0.4%
Dillard's, Inc. Class A (e)	15,949	348,805
Specialty Retail - 2.8%
Aeropostale, Inc. (a)	11,997	255,536
Finish Line, Inc. Class A	29,550	390,060
J. Crew Group, Inc. (a)	4,700	143,303

	Shares	Value
Jo-Ann Stores, Inc. (a)	14,006	$ 569,484
Rent-A-Center, Inc.	24,848	498,948
The Cato Corp. Class A (sub. vtg.)	16,738	384,137
Tractor Supply Co.	3,393	230,656
		2,472,124
Textiles, Apparel & Luxury Goods - 3.0%
Carter's, Inc. (a)	5,283	118,022
Crocs, Inc. (a)	16,000	200,000
Fossil, Inc. (a)	12,797	607,730
Jones Apparel Group, Inc.	30,276	465,645
Maidenform Brands, Inc. (a)	16,748	446,669
Oxford Industries, Inc.	20,254	399,409
Warnaco Group, Inc. (a)	4,183	175,184
Wolverine World Wide, Inc.	7,000	176,890
		2,589,549
TOTAL CONSUMER DISCRETIONARY		11,777,123
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.6%
Andersons, Inc.	14,685	526,164
Casey's General Stores, Inc. (e)	10,065	378,645
Nash-Finch Co.	13,105	514,633
		1,419,442
Food Products - 1.7%
Darling International, Inc. (a)	21,449	161,296
Lancaster Colony Corp.	9,321	424,758
Sanderson Farms, Inc.	10,073	433,240
TreeHouse Foods, Inc. (a)	11,060	458,990
		1,478,284
Personal Products - 0.8%
Inter Parfums, Inc.	5,000	82,100
Nu Skin Enterprises, Inc. Class A	7,000	178,990
Prestige Brands Holdings, Inc. (a)	46,009	340,467
USANA Health Sciences, Inc. (a)	3,000	127,500
		729,057
Tobacco - 0.3%
Alliance One International, Inc. (a)	15,000	52,500
Universal Corp.	5,759	205,366
		257,866
TOTAL CONSUMER STAPLES		3,884,649
ENERGY - 6.4%
Energy Equipment & Services - 3.2%
Cal Dive International, Inc. (a)	40,344	184,372
Carbo Ceramics, Inc.	796	60,281
Complete Production Services, Inc. (a)	35,581	627,649
ION Geophysical Corp. (a)	79,157	270,717
Lufkin Industries, Inc.	8,000	309,280
Newpark Resources, Inc. (a)	83,841	731,932
OYO Geospace Corp. (a)	8,276	407,593
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pioneer Drilling Co. (a)	11,190	$ 60,874
Tesco Corp. (a)	20,000	198,400
		2,851,098
Oil, Gas & Consumable Fuels - 3.2%
Alon USA Energy, Inc. (e)	6,979	37,826
Bill Barrett Corp. (a)	13,105	426,699
Cloud Peak Energy, Inc.	30,311	479,520
Petroquest Energy, Inc. (a)	77,981	466,326
Ship Finance International Ltd. (NY Shares)	12,641	221,344
Stone Energy Corp. (a)	15,871	179,501
Teekay Tankers Ltd.	10,000	115,500
Vaalco Energy, Inc.	52,934	301,194
World Fuel Services Corp.	21,481	548,625
		2,776,535
TOTAL ENERGY		5,627,633
FINANCIALS - 18.8%
Capital Markets - 0.9%
Gleacher & Co., Inc. (a)	99,480	167,126
Knight Capital Group, Inc. Class A (a)(e)	8,141	96,715
PennantPark Investment Corp.	7,187	71,008
Prospect Capital Corp.	11,000	100,980
Stifel Financial Corp. (a)	4,295	185,888
TICC Capital Corp.	12,993	119,016
		740,733
Commercial Banks - 6.5%
Alliance Financial Corp. (e)	3,782	107,522
Bank of the Ozarks, Inc. (e)	14,505	532,914
Cardinal Financial Corp.	3,013	27,659
Community Bank System, Inc.	23,068	520,875
CVB Financial Corp. (e)	31,039	211,996
East West Bancorp, Inc.	6,000	87,720
Financial Institutions, Inc.	5,891	84,595
First Financial Bancorp, Ohio	28,885	460,716
First Financial Bankshares, Inc. (e)	1,228	54,855
IBERIABANK Corp.	6,291	306,686
International Bancshares Corp.	24,723	385,679
Merchants Bancshares, Inc.	20,220	472,946
NBT Bancorp, Inc.	2,800	57,176
Prosperity Bancshares, Inc. (e)	16,977	482,996
Renasant Corp. (e)	8,779	117,726
Republic Bancorp, Inc., Kentucky Class A	10,000	194,200
S&T Bancorp, Inc.	9,200	156,124
Signature Bank, New York (a)	5,604	204,770
Tompkins Financial Corp.	3,300	121,242
Trustmark Corp.	4,342	82,802
UMB Financial Corp.	7,175	228,739
Washington Trust Bancorp, Inc.	9,273	167,749

	Shares	Value
WesBanco, Inc.	14,333	$ 218,578
Westamerica Bancorp.	6,732	341,178
Wilshire Bancorp, Inc. (e)	16,749	103,844
		5,731,287
Consumer Finance - 1.3%
EZCORP, Inc. (non-vtg.) Class A (a)	6,156	110,685
Nelnet, Inc. Class A	26,369	577,745
World Acceptance Corp. (a)(e)	12,033	490,345
		1,178,775
Diversified Financial Services - 0.8%
Encore Capital Group, Inc. (a)	15,321	303,509
MarketAxess Holdings, Inc.	7,845	119,950
NewStar Financial, Inc. (a)	45,870	307,788
		731,247
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	12,344	350,570
FBL Financial Group, Inc. Class A	16,412	377,476
First Mercury Financial Corp.	12,641	115,160
Flagstone Reinsurance Holdings Ltd.	16,048	161,603
Platinum Underwriters Holdings Ltd.	4,881	196,265
SeaBright Insurance Holdings, Inc.	20,141	142,397
		1,343,471
Real Estate Investment Trusts - 7.0%
Anworth Mortgage Asset Corp.	11,842	80,644
Ashford Hospitality Trust, Inc. (a)(e)	12,996	104,358
BioMed Realty Trust, Inc.	17,000	290,530
CapLease, Inc.	13,593	69,868
Chesapeake Lodging Trust (a)	26,350	431,613
Colonial Properties Trust (SBI)	10,232	162,280
Crexus Investment Corp.	9,465	112,917
Extra Space Storage, Inc.	16,000	244,640
First Industrial Realty Trust, Inc. (a)(e)	60,355	256,509
Healthcare Realty Trust, Inc.	9,490	222,161
Highwoods Properties, Inc. (SBI)	6,212	194,311
Home Properties, Inc.	1,228	62,014
LaSalle Hotel Properties (SBI)	5,500	115,885
MFA Financial, Inc.	9,800	72,226
Mid-America Apartment Communities, Inc.	7,470	421,831
Mission West Properties, Inc.	13,873	92,117
National Health Investors, Inc.	8,070	338,294
National Retail Properties, Inc.	17,784	433,218
Nationwide Health Properties, Inc.	9,790	376,621
Omega Healthcare Investors, Inc.	29,203	626,404
Parkway Properties, Inc.	3,500	51,170
PS Business Parks, Inc.	9,372	527,362
RAIT Financial Trust (SBI) (a)	156,196	210,865
Redwood Trust, Inc.	9,624	132,907
Saul Centers, Inc.	10,523	435,021
Washington (REIT) (SBI)	3,744	114,716
		6,180,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Dime Community Bancshares, Inc.	12,900	$ 161,121
Flushing Financial Corp.	19,264	208,629
Meridian Interstate Bancorp, Inc. (a)	6,485	68,806
NASB Financial, Inc.	1,651	22,222
Provident New York Bancorp	16,309	131,614
United Financial Bancorp, Inc.	7,000	94,220
		686,612
TOTAL FINANCIALS		16,592,607
HEALTH CARE - 11.3%
Biotechnology - 2.6%
Acorda Therapeutics, Inc. (a)	2,056	61,927
Alkermes, Inc. (a)	4,938	65,478
Alnylam Pharmaceuticals, Inc. (a)	743	10,179
ArQule, Inc. (a)	15,016	78,384
Celldex Therapeutics, Inc. (a)(e)	17,224	74,580
Cepheid, Inc. (a)	2,748	40,423
Cubist Pharmaceuticals, Inc. (a)	11,374	250,569
Exelixis, Inc. (a)	68,276	202,097
Human Genome Sciences, Inc. (a)	12,157	353,647
Incyte Corp. (a)(e)	4,180	52,334
InterMune, Inc. (a)	2,012	20,965
Isis Pharmaceuticals, Inc. (a)	3,389	26,570
Martek Biosciences (a)	3,416	74,537
Medivation, Inc. (a)	7,629	72,743
Nabi Biopharmaceuticals (a)	14,104	68,404
ONYX Pharmaceuticals, Inc. (a)	4,008	96,553
Osiris Therapeutics, Inc. (a)(e)	29,101	190,030
PDL BioPharma, Inc.	4,334	24,530
Regeneron Pharmaceuticals, Inc. (a)	3,857	84,777
SciClone Pharmaceuticals, Inc. (a)	44,438	107,096
Seattle Genetics, Inc. (a)	8,186	93,730
Theravance, Inc. (a)	1,227	14,834
Vanda Pharmaceuticals, Inc. (a)	22,336	140,047
Zymogenetics, Inc. (a)(e)	26,160	130,800
		2,335,234
Health Care Equipment & Supplies - 3.7%
American Medical Systems Holdings, Inc. (a)(e)	28,498	519,234
Cantel Medical Corp.	14,559	209,213
Haemonetics Corp. (a)	2,572	133,950
Invacare Corp.	21,446	491,113
Kensey Nash Corp. (a)	9,155	242,791
Quidel Corp. (a)(e)	15,766	190,611
Sirona Dental Systems, Inc. (a)	16,593	523,011
Steris Corp.	14,567	419,093
Symmetry Medical, Inc. (a)	10,692	96,121

	Shares	Value
Thoratec Corp. (a)	5,129	$ 165,154
Young Innovations, Inc.	10,246	268,753
		3,259,044
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)(e)	9,351	216,195
American Dental Partners, Inc. (a)	8,820	94,198
AMN Healthcare Services, Inc. (a)	14,255	63,435
AmSurg Corp. (a)	11,203	186,754
Chemed Corp.	2,300	114,770
Chindex International, Inc. (a)	13,000	168,740
Continucare Corp. (a)	31,618	102,759
Cross Country Healthcare, Inc. (a)	8,704	64,497
Emergency Medical Services Corp. Class A (a)	5,768	277,152
Genoptix, Inc. (a)	8,368	144,013
Hanger Orthopedic Group, Inc. (a)	11,619	151,628
Healthspring, Inc. (a)	12,654	262,697
Magellan Health Services, Inc. (a)	3,303	144,704
Owens & Minor, Inc.	11,775	313,922
PharMerica Corp. (a)	16,201	125,720
Providence Service Corp. (a)	13,611	184,021
PSS World Medical, Inc. (a)	5,000	91,800
		2,707,005
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	11,665	47,943
Dionex Corp. (a)	577	41,833
Kendle International, Inc. (a)	5,787	45,312
		135,088
Pharmaceuticals - 1.7%
Caraco Pharmaceutical Laboratories Ltd. (a)	9,789	53,742
Medicis Pharmaceutical Corp. Class A	12,957	356,318
Nektar Therapeutics (a)	9,705	124,321
Par Pharmaceutical Companies, Inc. (a)	4,902	129,266
Salix Pharmaceuticals Ltd. (a)	2,010	76,099
Santarus, Inc. (a)	15,000	34,050
SuperGen, Inc. (a)	75,842	151,684
Valeant Pharmaceuticals International (a)	9,107	525,383
ViroPharma, Inc. (a)	4,054	50,837
		1,501,700
TOTAL HEALTH CARE		9,938,071
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.0%
AAR Corp. (a)	17,237	264,760
American Science & Engineering, Inc.	1,500	106,455
Ceradyne, Inc. (a)	7,000	152,880
Cubic Corp.	9,432	360,208
		884,303
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	10,500	$ 455,070
Hub Group, Inc. Class A (a)	11,000	292,380
		747,450
Airlines - 0.6%
Allegiant Travel Co.	9,983	375,660
UAL Corp. (a)	7,750	164,223
		539,883
Building Products - 0.6%
A.O. Smith Corp.	6,679	342,967
Ameron International Corp.	1,000	56,360
Gibraltar Industries, Inc. (a)	16,721	127,080
		526,407
Commercial Services & Supplies - 2.0%
American Reprographics Co. (a)	5,937	39,184
ATC Technology Corp. (a)	6,237	150,499
Cenveo, Inc. (a)	21,620	118,694
Consolidated Graphics, Inc. (a)	10,416	413,619
HNI Corp.	7,000	163,590
M&F Worldwide Corp. (a)	8,272	191,910
Schawk, Inc. Class A	15,657	237,986
Tetra Tech, Inc. (a)	15,392	279,365
The Brink's Co.	8,000	150,960
		1,745,807
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	24,540	255,952
Dycom Industries, Inc. (a)	19,905	160,036
EMCOR Group, Inc. (a)	12,956	294,619
		710,607
Electrical Equipment - 2.6%
AZZ, Inc.	10,110	403,793
Belden, Inc.	11,368	248,959
Brady Corp. Class A	5,333	137,378
Encore Wire Corp.	755	13,809
EnerSys (a)	10,046	221,715
Franklin Electric Co., Inc.	10,000	316,700
GrafTech International Ltd. (a)	12,460	175,188
Lihua International, Inc.	11,000	87,120
Polypore International, Inc. (a)	7,000	189,140
Regal-Beloit Corp.	9,165	507,008
		2,300,810
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	5,600	188,776
Machinery - 3.7%
Actuant Corp. Class A	9,008	178,539
ArvinMeritor, Inc. (a)(e)	15,000	196,050
Barnes Group, Inc.	5,000	76,050
Briggs & Stratton Corp.	26,280	476,982
Graham Corp.	3,000	42,510
Kadant, Inc. (a)	10,000	170,400

	Shares	Value
Lindsay Corp.	13,496	$ 497,598
Nordson Corp.	7,438	477,296
Robbins & Myers, Inc.	15,000	354,900
Tennant Co.	11,914	372,193
Thermadyne Holdings Corp. (a)	15,000	165,450
Watts Water Technologies, Inc. Class A	9,431	283,307
		3,291,275
Professional Services - 0.9%
Kelly Services, Inc. Class A (non-vtg.) (a)	19,291	201,398
SFN Group, Inc. (a)	44,281	240,889
Towers Watson & Co.	8,656	388,654
		830,941
Road & Rail - 0.5%
Dollar Thrifty Automotive Group, Inc. (a)	3,683	173,248
Werner Enterprises, Inc.	13,496	269,110
		442,358
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	4,644	36,270
TAL International Group, Inc.	22,168	472,622
		508,892
TOTAL INDUSTRIALS		12,717,509
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.4%
Arris Group, Inc. (a)	30,642	250,345
Aviat Networks, Inc. (a)	58,891	232,031
Bel Fuse, Inc. Class B (non-vtg.)	5,000	92,650
Blue Coat Systems, Inc. (a)	14,443	271,962
InterDigital, Inc. (a)	21,559	532,938
Oplink Communications, Inc. (a)	30,417	478,155
Plantronics, Inc.	11,761	321,193
Polycom, Inc. (a)	2,625	74,760
Powerwave Technologies, Inc. (a)(e)	269,652	458,408
Tekelec (a)	21,602	236,758
		2,949,200
Computers & Peripherals - 0.9%
Cray, Inc. (a)	19,095	102,922
Hutchinson Technology, Inc. (a)(e)	45,609	130,898
Rimage Corp. (a)	7,023	107,452
Synaptics, Inc. (a)(e)	16,480	435,402
		776,674
Electronic Equipment & Components - 2.6%
Anixter International, Inc. (a)	7,200	330,336
Benchmark Electronics, Inc. (a)	27,199	381,602
Checkpoint Systems, Inc. (a)	10,633	195,009
CPI International, Inc. (a)	5,721	80,723
CTS Corp.	10,159	81,678
Insight Enterprises, Inc. (a)	10,231	134,435
Measurement Specialties, Inc. (a)	10,000	148,200
Multi-Fineline Electronix, Inc. (a)	6,000	125,040
OSI Systems, Inc. (a)	10,160	300,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Technitrol, Inc.	120,867	$ 448,417
TTM Technologies, Inc. (a)	8,136	67,203
		2,293,176
Internet Software & Services - 1.5%
Digital River, Inc. (a)	3,633	95,802
EarthLink, Inc.	39,952	341,989
j2 Global Communications, Inc. (a)	12,467	268,913
Mercadolibre, Inc. (a)	4,000	263,760
ValueClick, Inc. (a)	31,958	348,342
		1,318,806
IT Services - 2.4%
Acxiom Corp. (a)	29,307	363,260
CACI International, Inc. Class A (a)	6,623	270,285
CSG Systems International, Inc. (a)	12,761	233,526
Diamond Management & Technology Consultants, Inc.	21,244	265,338
Maximus, Inc.	2,200	118,162
SAIC, Inc. (a)(e)	11,512	171,299
Teletech Holdings, Inc. (a)	16,412	208,104
Unisys Corp. (a)	3,600	80,496
VeriFone Holdings, Inc. (a)	14,578	352,496
Wright Express Corp. (a)	2,294	73,660
		2,136,626
Semiconductors & Semiconductor Equipment - 5.7%
Amkor Technology, Inc. (a)(e)	15,093	76,522
Atheros Communications, Inc. (a)	17,939	442,376
Diodes, Inc. (a)	9,494	140,037
DSP Group, Inc. (a)	41,030	276,132
GT Solar International, Inc. (a)	70,000	541,100
Lattice Semiconductor Corp. (a)	127,407	528,739
Monolithic Power Systems, Inc. (a)	7,704	126,423
Omnivision Technologies, Inc. (a)	10,000	205,000
PMC-Sierra, Inc. (a)	56,777	392,897
RF Micro Devices, Inc. (a)	131,761	642,994
Semtech Corp. (a)	5,725	95,006
Sigma Designs, Inc. (a)(e)	30,132	286,254
Skyworks Solutions, Inc. (a)	38,348	684,895
Tessera Technologies, Inc. (a)	3,991	60,663
Veeco Instruments, Inc. (a)(e)	15,554	516,859
		5,015,897
Software - 2.7%
AsiaInfo Holdings, Inc. (a)(e)	4,000	71,440
Informatica Corp. (a)	8,021	257,955
Jack Henry & Associates, Inc.	25,151	592,055
Lawson Software, Inc. (a)	26,317	200,009
Manhattan Associates, Inc. (a)	10,243	266,779
Monotype Imaging Holdings, Inc. (a)	12,580	93,029
Net 1 UEPS Technologies, Inc. (a)	21,011	241,837
Quest Software, Inc. (a)	20,155	431,922

	Shares	Value
Renaissance Learning, Inc.	9,020	$ 72,160
TIBCO Software, Inc. (a)	11,764	170,460
		2,397,646
TOTAL INFORMATION TECHNOLOGY		16,888,025
MATERIALS - 6.6%
Chemicals - 2.7%
H.B. Fuller Co.	14,694	279,039
Innophos Holdings, Inc.	19,457	567,561
OM Group, Inc. (a)	11,197	286,643
OMNOVA Solutions, Inc. (a)	63,921	389,918
PolyOne Corp. (a)	19,676	191,841
Sensient Technologies Corp.	5,447	151,045
ShengdaTech, Inc. (a)(e)	25,000	111,000
Solutia, Inc. (a)	2,000	27,080
W.R. Grace & Co. (a)	6,587	166,651
Westlake Chemical Corp.	6,931	179,652
		2,350,430
Containers & Packaging - 1.3%
Boise, Inc. (a)	35,227	242,362
Rock-Tenn Co. Class A (e)	9,950	479,391
Silgan Holdings, Inc.	14,394	430,237
		1,151,990
Metals & Mining - 1.3%
Golden Star Resources Ltd. (a)	131,985	620,159
Hecla Mining Co. (a)(e)	30,000	171,600
Worthington Industries, Inc.	23,790	338,294
		1,130,053
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	27,733	329,468
Domtar Corp.	10,256	615,565
Glatfelter	23,888	244,374
		1,189,407
TOTAL MATERIALS		5,821,880
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc.	16,307	282,763
Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	19,990	287,056
TOTAL TELECOMMUNICATION SERVICES		569,819
UTILITIES - 2.1%
Electric Utilities - 0.6%
Central Vermont Public Service Corp.	5,000	99,150
IDACORP, Inc.	1,426	49,996
Portland General Electric Co.	6,500	129,870
UIL Holdings Corp.	9,500	251,655
		530,671
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	4,300	$ 148,092
New Jersey Resources Corp.	3,740	139,165
Nicor, Inc.	2,131	90,120
Northwest Natural Gas Co.	2,245	102,013
Piedmont Natural Gas Co., Inc. (e)	6,200	169,136
Southwest Gas Corp.	6,692	210,463
		858,989
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	9,228	280,808
Multi-Utilities - 0.2%
Avista Corp.	7,044	147,008
TOTAL UTILITIES		1,817,476
TOTAL COMMON STOCKS (Cost $83,355,269)		85,634,792
Investment Companies - 0.5%

Ares Capital Corp. (Cost $442,388)	33,522	500,819
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.41% 11/18/10 to 12/16/10 (f) (Cost $449,643)	$ 450,000	449,856
Money Market Funds - 10.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,436,705	1,436,705
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	7,350,091	7,350,091
TOTAL MONEY MARKET FUNDS (Cost $8,786,789)		8,786,796
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $93,034,089)		95,372,263
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(7,251,604)
NET ASSETS - 100%		$ 88,120,659
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	$ 1,985,280	$ (14,658)

The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,856.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 54,383
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,777,123	$ 11,777,123	$ -	$ -
Consumer Staples	3,884,649	3,884,649	-	-
Energy	5,627,633	5,627,633	-	-
Financials	16,592,607	16,592,607	-	-
Health Care	9,938,071	9,938,071	-	-
Industrials	12,717,509	12,717,509	-	-
Information Technology	16,888,025	16,888,025	-	-
Materials	5,821,880	5,821,880	-	-
Telecommunication Services	569,819	569,819	-	-
Utilities	1,817,476	1,817,476	-	-
Investment Companies	500,819	500,819	-	-
U.S. Government and Government Agency Obligations	449,856	-	449,856	-
Money Market Funds	8,786,796	8,786,796	-	-
Total Investments in Securities:	$ 95,372,263	$ 94,922,407	$ 449,856	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (14,658)	$ (14,658)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (14,658)
Total Value of Derivatives	$ -	$ (14,658)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $8,024,743 of which $480,659 and $7,544,084 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,059,666) - See accompanying schedule: Unaffiliated issuers (cost $85,683,998)	$ 88,022,172
Fidelity Central Funds (cost $7,350,091)	7,350,091
Total Investments (cost $93,034,089)		$ 95,372,263
Foreign currency held at value (cost $12,409)		12,086
Receivable for fund shares sold		234,154
Dividends receivable		70,690
Interest receivable		170
Distributions receivable from Fidelity Central Funds		5,981
Receivable for daily variation on futures contracts		2,637
Total assets		95,697,981

Liabilities
Payable for fund shares redeemed	176,050
Accrued management fee	39,722
Other affiliated payables	11,459
Collateral on securities loaned, at value	7,350,091
Total liabilities		7,577,322

Net Assets		$ 88,120,659
Net Assets consist of:
Paid in capital		$ 91,620,230
Undistributed net investment income		285,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,108,344)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,323,194
Net Assets, for 11,246,108 shares outstanding		$ 88,120,659
Net Asset Value, offering price and redemption price per share ($88,120,659 ÷ 11,246,108 shares)		$ 7.84

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 574,572
Interest		2,924
Income from Fidelity Central Funds (including $54,383 from security lending)		54,383
Total income		631,879

Expenses
Management fee	$ 247,046
Transfer agent fees	71,508
Independent trustees' compensation	848
Miscellaneous	110
Total expenses before reductions	319,512
Expense reductions	(4)	319,508
Net investment income (loss)		312,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,653,549
Foreign currency transactions	5,564
Futures contracts	(261,221)
Total net realized gain (loss)		2,397,892
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,595,680)
Assets and liabilities in foreign currencies	(323)
Futures contracts	(87,380)
Total change in net unrealized appreciation (depreciation)		(5,683,383)
Net gain (loss)		(3,285,491)
Net increase (decrease) in net assets resulting from operations		$ (2,973,120)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,371	$ 563,933
Net realized gain (loss)	2,397,892	(3,276,533)
Change in net unrealized appreciation (depreciation)	(5,683,383)	33,214,854
Net increase (decrease) in net assets resulting from operations	(2,973,120)	30,502,254
Distributions to shareholders from net investment income	(55,945)	(554,929)
Share transactions Proceeds from sales of shares	22,647,100	39,570,131
Reinvestment of distributions	53,583	525,603
Cost of shares redeemed	(16,808,728)	(42,285,209)
Net increase (decrease) in net assets resulting from share transactions	5,891,955	(2,189,475)
Redemption fees	14,966	41,898
Total increase (decrease) in net assets	2,877,856	27,799,748

Net Assets
Beginning of period	85,242,803	57,443,055
End of period (including undistributed net investment income of $285,579 and undistributed net investment income of $29,153, respectively)	$ 88,120,659	$ 85,242,803
Other Information Shares
Sold	2,637,161	5,764,326
Issued in reinvestment of distributions	5,901	69,527
Redeemed	(1,979,917)	(6,294,661)
Net increase (decrease)	663,145	(460,808)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	.09	.02
Net realized and unrealized gain (loss)	(.23)	2.86	(3.87)	(.99)
Total from investment operations	(.20)	2.91	(3.78)	(.97)
Distributions from net investment income	(.01)	(.06)	(.06)	-
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 7.84	$ 8.05	$ 5.20	$ 9.03
Total Return B, C	(2.56)%	55.93%	(41.94)%	(9.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.67%	.67%	.67% A
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67% A
Expenses net of all reductions	.67% A	.67%	.67%	.67% A
Net investment income (loss)	.66% A	.77%	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,121	$ 85,243	$ 57,443	$ 6,343
Portfolio turnover rate F	56% A	98% J	36% J	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2010
Japan	21.6%
United Kingdom	19.9%
Australia	9.3%
France	8.3%
Germany	7.9%
Switzerland	7.4%
United States of America	3.6%
Hong Kong	2.8%
Spain	2.6%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2010
Japan	21.2%
United Kingdom	18.6%
France	9.0%
Switzerland	7.8%
Australia	7.8%
Germany	6.7%
United States of America	6.5%
Spain	3.7%
Italy	2.8%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.3	99.9
Short-Term Investments and Net Other Assets	0.7	0.1
Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	1.5	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.7
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.3	1.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.1	1.1
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.1	1.0
	14.1
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	22.7
Consumer Staples	11.4	10.1
Industrials	11.0	12.0
Consumer Discretionary	10.4	8.4
Materials	10.1	10.1
Health Care	9.6	8.4
Energy	7.1	7.5
Utilities	5.0	4.9
Telecommunication Services	4.9	5.3
Information Technology	4.2	4.1

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 9.3%
AGL Energy Ltd.	3,600	$ 48,124
ASX Ltd.	806	20,882
Australia & New Zealand Banking Group Ltd.	3,440	69,162
Bendigo & Adelaide Bank Ltd.	5,400	40,515
BHP Billiton Ltd.	8,640	286,753
Caltex Australia Ltd.	4,700	47,017
Coca-Cola Amatil Ltd.	2,647	28,105
Commonwealth Bank of Australia	4,690	209,957
Crown Ltd.	7,400	54,532
CSL Ltd.	2,370	69,523
DuluxGroup Ltd. (a)	2,500	5,785
Fortescue Metals Group Ltd. (a)	16,000	66,643
Fosters Group Ltd.	13,957	75,276
Incitec Pivot Ltd.	10,999	32,989
Insurance Australia Group Ltd.	18,100	55,415
MAp Group unit	8,600	22,656
Metcash Ltd.	13,213	51,625
National Australia Bank Ltd.	2,950	60,912
Orica Ltd.	2,500	55,736
QBE Insurance Group Ltd.	2,245	32,948
Rio Tinto Ltd.	2,090	130,374
Telstra Corp. Ltd.	22,400	54,824
Wesfarmers Ltd.	3,000	85,333
Westfield Group unit	6,049	67,349
Westpac Banking Corp.	4,051	78,237
Woolworths Ltd.	3,482	86,028
TOTAL AUSTRALIA		1,836,700
Austria - 0.5%
OMV AG	1,320	42,529
Telekom Austria AG	700	8,952
Voestalpine AG	1,800	53,431
TOTAL AUSTRIA		104,912
Bailiwick of Jersey - 0.9%
Experian PLC	8,980	85,608
Petrofac Ltd.	4,090	87,894
TOTAL BAILIWICK OF JERSEY		173,502
Belgium - 1.4%
Anheuser-Busch InBev SA NV	2,829	147,172
Delhaize Group SA	645	43,116
Mobistar SA	580	32,503
Umicore SA	1,638	56,947
TOTAL BELGIUM		279,738
Bermuda - 0.3%
Noble Group Ltd.	545	631
Yue Yuen Industrial (Holdings) Ltd.	15,500	50,811
TOTAL BERMUDA		51,442

	Shares	Value
Denmark - 1.1%
Coloplast AS Series B	687	$ 73,101
Novo Nordisk AS Series B	1,575	134,587
Novozymes AS Series B	45	5,286
TOTAL DENMARK		212,974
Finland - 2.1%
Fortum Corp.	3,400	78,301
KCI Konecranes Oyj	2,310	70,414
Kone Oyj (B Shares)	1,920	88,312
Nokia Corp.	8,713	74,256
Stora Enso Oyj (R Shares)	8,005	61,738
Wartsila Corp.	563	30,027
TOTAL FINLAND		403,048
France - 8.3%
AXA SA	2,102	32,676
BNP Paribas SA	1,600	100,118
Bouygues SA	702	28,503
Carrefour SA	844	38,328
Casino Guichard Perrachon et Compagnie	840	68,021
CNP Assurances	1,600	27,174
Compagnie de St. Gobain	1,858	68,387
Credit Agricole SA	5,300	66,805
Danone	370	19,886
Eutelsat Communications	1,830	65,802
France Telecom SA	5,170	105,106
GDF Suez	2,623	81,235
Gecina SA	595	59,335
Hermes International SA	399	72,317
L'Air Liquide SA	198	20,593
Legrand SA	1,200	36,449
LVMH Moet Hennessy - Louis Vuitton	85	9,887
PagesJaunes Groupe SA	4,270	40,585
Sanofi-Aventis	1,420	81,303
Schneider Electric SA	249	26,412
Societe Generale Series A	1,800	91,667
Technip SA	995	65,187
Total SA	4,620	214,931
Unibail-Rodamco	490	92,412
VINCI SA	1,400	61,440
Vivendi	2,340	54,601
TOTAL FRANCE		1,629,160
Germany - 7.9%
Allianz AG	1,110	113,872
BASF AG	3,210	169,393
Bayer AG	3,087	188,510
Daimler AG (Germany) (a)	2,028	98,600
Deutsche Bank AG	1,880	118,140
Deutsche Boerse AG	677	41,376
Deutsche Telekom AG	5,892	77,591
E.ON AG	3,722	104,751
Common Stocks - continued
	Shares	Value
Germany - continued
Infineon Technologies AG (a)	13,700	$ 76,419
Linde AG	865	97,465
Munich Re Group	189	24,146
Puma AG	95	25,791
RWE AG	196	12,838
SAP AG	1,560	68,125
Siemens AG	2,270	206,519
TUI AG (a)	3,740	37,714
Volkswagen AG	97	8,821
Wacker Chemie AG	525	79,650
TOTAL GERMANY		1,549,721
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	554	13,046
Public Power Corp. of Greece	710	10,097
TOTAL GREECE		23,143
Hong Kong - 2.8%
ASM Pacific Technology Ltd.	4,600	37,225
Bank of East Asia Ltd.	80	301
BOC Hong Kong (Holdings) Ltd.	37,000	97,270
Cheung Kong Holdings Ltd.	2,000	25,171
CLP Holdings Ltd.	10,000	76,553
Hang Seng Bank Ltd.	2,000	27,433
Henderson Land Development Co. Ltd.	4,000	24,476
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	800	108
Hong Kong Electric Holdings Ltd.	3,500	21,259
Hutchison Whampoa Ltd.	5,000	36,959
Hysan Development Co. Ltd.	5,000	15,844
Kerry Properties Ltd.	8,000	40,314
New World Development Co. Ltd.	21,000	33,691
Sun Hung Kai Properties Ltd.	4,495	62,985
Wheelock and Co. Ltd.	16,000	46,176
TOTAL HONG KONG		545,765
Ireland - 0.3%
CRH PLC	27	416
Kerry Group PLC Class A	680	22,335
Ryanair Holdings PLC	6,100	29,638
TOTAL IRELAND		52,389
Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	1,700	86,127
Italy - 1.8%
Assicurazioni Generali SpA	1,101	19,913
Enel SpA	3,784	18,033
ENI SpA	5,321	105,149
EXOR SpA	1,500	27,624
Finmeccanica SpA	4,420	44,397
Intesa Sanpaolo SpA	20,964	58,854
Mediobanca SpA	3,747	29,492
Mediobanca SpA warrants 3/18/11 (a)	3,569	95

	Shares	Value
Telecom Italia SpA	19,506	$ 26,288
UniCredit SpA	9,662	22,680
TOTAL ITALY		352,525
Japan - 21.6%
Aeon Mall Co. Ltd.	1,800	41,262
Asahi Glass Co. Ltd.	4,000	39,038
Astellas Pharma, Inc.	2,200	76,013
Bank of Yokohama Ltd.	7,000	30,409
Canon, Inc.	2,000	81,871
Central Japan Railway Co.	11	88,765
Chiba Bank Ltd.	4,000	22,518
Chubu Electric Power Co., Inc.	4,200	110,624
Dai-ichi Mutual Life Insurance Co.	6	7,091
Daito Trust Construction Co. Ltd.	1,400	80,314
DeNA Co. Ltd.	2,200	65,932
Dentsu, Inc.	1,800	41,026
East Japan Railway Co.	1,700	110,069
Eisai Co. Ltd.	1,000	36,063
Electric Power Development Co. Ltd.	900	28,965
Elpida Memory, Inc. (a)	3,700	44,433
Fuji Heavy Industries Ltd. (a)	12,000	67,413
Fujifilm Holdings Corp.	2,000	60,700
Hino Motors Ltd.	12,000	52,845
Hitachi Ltd. (a)	27,000	109,708
Hokuhoku Financial Group, Inc.	6,000	10,498
Honda Motor Co. Ltd.	5,300	175,527
INPEX Corp.	12	54,273
Isetan Mitsukoshi Holdings Ltd.	1,400	14,746
JFE Holdings, Inc.	2,500	73,822
JGC Corp.	3,000	45,918
Jupiter Telecommunications Co.	40	42,609
Kansai Electric Power Co., Inc.	1,900	48,710
Kao Corp.	1,300	30,218
KDDI Corp.	13	62,664
Kinden Corp.	6,000	52,845
Kirin Holdings Co. Ltd.	2,000	27,660
Kuraray Co. Ltd.	2,000	22,637
Lawson, Inc.	700	31,909
Marubeni Corp.	8,000	41,228
Minebea Ltd.	12,000	55,273
Mitsubishi Corp.	1,000	21,423
Mitsubishi UFJ Financial Group, Inc.	28,900	137,013
Mitsui & Co. Ltd.	5,500	71,548
Mitsui Engineering & Shipbuilding Co.	24,000	51,131
Mitsui OSK Lines Ltd.	6,000	37,705
Mizuho Financial Group, Inc.	20,000	30,671
Nintendo Co. Ltd.	50	13,913
Nippon Electric Glass Co. Ltd.	4,000	44,799
Nippon Telegraph & Telephone Corp.	400	17,197
Nissan Motor Co. Ltd. (a)	15,100	115,380
Nisshin Seifun Group, Inc.	3,500	44,739
Nitori Holdings Co. Ltd.	800	69,698
Nitto Denko Corp.	1,100	35,270
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Holdings, Inc.	4,200	$ 23,786
NTT Data Corp.	16	50,045
Oji Paper Co. Ltd.	11,000	52,107
ORIX Corp.	380	28,584
Osaka Gas Co. Ltd.	13,000	49,048
Panasonic Corp.	2,000	25,313
Resona Holdings, Inc.	5,300	52,483
Sega Sammy Holdings, Inc.	2,900	43,041
Seven & i Holdings Co., Ltd.	1,400	31,992
Sony Corp.	2,700	75,667
Sony Financial Holdings, Inc.	18	58,915
Stanley Electric Co. Ltd.	1,400	21,595
Sumitomo Corp.	4,300	49,285
Sumitomo Heavy Industries Ltd.	6,000	27,779
Sumitomo Mitsui Financial Group, Inc.	3,100	92,277
Sumitomo Realty & Development Co. Ltd.	5,000	95,394
Taisei Corp.	24,000	47,417
Takeda Pharmaceutical Co. Ltd.	2,700	124,042
Tokio Marine Holdings, Inc.	2,600	69,750
Tokyo Electric Power Co.	2,000	58,224
Tokyo Gas Co. Ltd.	11,000	51,321
Tokyu Land Corp.	10,000	39,514
Toshiba Corp. (a)	7,000	32,909
Toyo Suisan Kaisha Ltd.	1,500	31,617
Toyoda Gosei Co. Ltd.	2,300	47,029
Toyota Motor Corp.	4,500	152,648
Yamada Denki Co. Ltd.	720	44,818
Yamaguchi Financial Group, Inc.	3,000	28,386
Yamazaki Baking Co. Ltd.	5,000	60,819
TOTAL JAPAN		4,241,888
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	943	27,336
SES SA FDR (France) unit	2,688	61,716
Tenaris SA	3,940	66,816
TOTAL LUXEMBOURG		155,868
Netherlands - 2.6%
Akzo Nobel NV	372	19,645
ING Groep NV (Certificaten Van Aandelen) unit (a)	13,820	122,058
Koninklijke Ahold NV	7,745	95,366
Koninklijke KPN NV	2,705	39,221
Koninklijke Philips Electronics NV	2,398	66,835
STMicroelectronics NV	5,465	36,078
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	126,509
TOTAL NETHERLANDS		505,712
New Zealand - 0.3%
Fletcher Building Ltd.	8,805	46,164
Sky City Entertainment Group Ltd.	10,695	21,400
TOTAL NEW ZEALAND		67,564

	Shares	Value
Norway - 0.5%
StatoilHydro ASA	2,800	$ 52,408
Telenor ASA	3,400	49,817
TOTAL NORWAY		102,225
Singapore - 1.3%
Ascendas Real Estate Investment Trust (A-REIT)	13,000	19,850
ComfortDelgro Corp. Ltd.	20,000	21,981
Jardine Cycle & Carriage Ltd.	2,000	47,975
Oversea-Chinese Banking Corp. Ltd.	9,000	57,557
SembCorp Marine Ltd.	23,000	64,638
Yangzijiang Shipbuilding Holdings Ltd.	37,000	43,395
TOTAL SINGAPORE		255,396
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	5,200	62,645
Banco Santander SA	14,260	166,074
EDP Renovaveis SA (a)	60	334
Iberdrola SA	9,940	70,047
Repsol YPF SA	2,174	49,493
Telefonica SA	6,110	135,064
Vallehermoso SA (a)	5,680	25,665
TOTAL SPAIN		509,322
Sweden - 2.2%
Alfa Laval AB	1,600	23,425
H&M Hennes & Mauritz AB (B Shares)	2,570	84,086
Nordea Bank AB	1,287	11,537
SSAB Svenskt Stal AB (A Shares)	2,220	30,399
Svenska Cellulosa AB (SCA) (B Shares)	5,000	66,505
Swedish Match Co.	3,230	74,430
Tele2 AB (B Shares)	4,345	78,194
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	73,021
TOTAL SWEDEN		441,597
Switzerland - 7.4%
ABB Ltd. (Reg.)	1,941	37,468
Credit Suisse Group (Reg.)	2,031	88,828
Nestle SA	8,592	445,169
Novartis AG	3,740	196,067
Pargesa Holding SA	790	51,515
Roche Holding AG (participation certificate)	2,136	290,355
Straumann Holding AG	170	35,835
Sulzer AG (Reg.)	748	74,196
Swiss Reinsurance Co.	1,720	71,328
The Swatch Group AG (Bearer)	100	32,191
UBS AG (a)	6,080	102,015
Zurich Financial Services AG	86	19,179
TOTAL SWITZERLAND		1,444,146
United Kingdom - 19.9%
3i Group PLC	10,000	39,973
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Anglo American PLC (United Kingdom)	3,270	$ 117,371
AstraZeneca PLC:
(United Kingdom)	1,320	64,896
sponsored ADR (e)	3,188	157,583
Aviva PLC	5,824	33,858
BAE Systems PLC	18,290	82,678
Barclays PLC	34,970	160,574
BG Group PLC	4,081	65,697
BHP Billiton PLC	4,530	126,342
BP PLC	46,580	268,868
British American Tobacco PLC (United Kingdom)	2,699	91,465
BT Group PLC	25,000	50,991
Cable & Wireless PLC	14,975	12,955
Centrica PLC	16,449	82,077
Compass Group PLC	11,708	95,811
Diageo PLC	4,000	65,028
EnQuest PLC (a)	4,000	7,265
GlaxoSmithKline PLC	2,172	40,539
GlaxoSmithKline PLC sponsored ADR	5,929	221,745
HSBC Holdings PLC:
(United Kingdom)	24,516	240,165
sponsored ADR	1,973	97,072
Imperial Tobacco Group PLC	2,110	58,258
Land Securities Group PLC	1,790	16,790
Legal & General Group PLC	53,160	75,549
Lloyds TSB Group PLC (a)	112,759	118,709
National Grid PLC	7,838	66,008
Next PLC	2,510	76,232
Pearson PLC	3,305	49,017
Reckitt Benckiser Group PLC	1,960	98,100
Rio Tinto PLC	3,930	197,704
Royal Dutch Shell PLC:
Class A (United Kingdom)	5,500	146,204
Class B	3,741	95,363
SABMiller PLC	372	10,596
Serco Group PLC	7,550	67,401
Stagecoach Group PLC	3,050	8,056
Standard Chartered PLC (United Kingdom)	5,426	145,527
Tesco PLC	10,024	62,572
Thomas Cook Group PLC	13,000	36,232
Tomkins PLC	10,511	52,069
Unilever PLC	5,187	136,673
Vedanta Resources PLC	1,480	42,884
Vodafone Group PLC	90,000	216,130
Xstrata PLC	1,200	18,885
TOTAL UNITED KINGDOM		3,917,912
TOTAL COMMON STOCKS (Cost $19,986,834)		18,942,776
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	$ 1,194
Government Obligations - 0.7%
Principal Amount
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.34% 9/9/10 to 6/30/11 (f) (Cost $134,862)	$ 135,000	134,895
Money Market Funds - 1.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	197,620	197,620
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	152,250	152,250
TOTAL MONEY MARKET FUNDS (Cost $349,870)		349,870
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $20,472,626)		19,428,735
NET OTHER ASSETS (LIABILITIES) - 1.1%		223,779
NET ASSETS - 100%		$ 19,652,514
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 568,800	$ 18,879
The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $134,895.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 250
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,241,888	$ 3,412,487	$ 829,401	$ -
United Kingdom	3,917,912	1,877,371	2,040,541	-
Australia	1,836,700	1,549,947	286,753	-
France	1,629,160	1,227,820	401,340	-
Germany	1,550,915	981,940	568,975	-
Switzerland	1,444,146	1,019,768	424,378	-
Hong Kong	545,765	545,765	-	-
Spain	509,322	96,046	413,276	-
Netherlands	505,712	154,232	351,480	-
Other	2,762,450	2,097,062	665,388	-
Government Obligations	134,895	-	134,895	-
Money Market Funds	349,870	349,870	-	-
Total Investments in Securities:	$ 19,428,735	$ 13,312,308	$ 6,116,427	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,879	$ 18,879	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 18,879	$ -
Total Value of Derivatives	$ 18,879	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $2,902,265 of which $1,011,502 and $1,890,763 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $148,290) - See accompanying schedule: Unaffiliated issuers (cost $20,320,376)	$ 19,276,485
Fidelity Central Funds (cost $152,250)	152,250
Total Investments (cost $20,472,626)		$ 19,428,735
Foreign currency held at value (cost $149,104)		150,965
Receivable for fund shares sold		170,229
Dividends receivable		74,282
Interest receivable		92
Distributions receivable from Fidelity Central Funds		50
Receivable for daily variation on futures contracts		3,520
Total assets		19,827,873

Liabilities
Payable for fund shares redeemed	12,610
Accrued management fee	7,959
Other affiliated payables	2,540
Collateral on securities loaned, at value	152,250
Total liabilities		175,359

Net Assets		$ 19,652,514
Net Assets consist of:
Paid in capital		$ 24,355,485
Undistributed net investment income		366,950
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,047,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,022,510)
Net Assets, for 3,098,368 shares outstanding		$ 19,652,514
Net Asset Value, offering price and redemption price per share ($19,652,514 ÷ 3,098,368 shares)		$ 6.34

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 485,494
Interest		647
Income from Fidelity Central Funds (including $250 from security lending)		250
Income before foreign taxes withheld		486,391
Less foreign taxes withheld		(43,417)
Total income		442,974

Expenses
Management fee	$ 50,354
Transfer agent fees	16,131
Independent trustees' compensation	191
Miscellaneous	26
Total expenses before reductions	66,702
Expense reductions	(2)	66,700
Net investment income (loss)		376,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(911,217)
Foreign currency transactions	(20,401)
Futures contracts	(159,191)
Total net realized gain (loss)		(1,090,809)
Change in net unrealized appreciation (depreciation) on: Investment securities	(765,147)
Assets and liabilities in foreign currencies	2,689
Futures contracts	84,358
Total change in net unrealized appreciation (depreciation)		(678,100)
Net gain (loss)		(1,768,909)
Net increase (decrease) in net assets resulting from operations		$ (1,392,635)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,274	$ 421,189
Net realized gain (loss)	(1,090,809)	(362,231)
Change in net unrealized appreciation (depreciation)	(678,100)	6,388,004
Net increase (decrease) in net assets resulting from operations	(1,392,635)	6,446,962
Distributions to shareholders from net investment income	(41,447)	(401,370)
Distributions to shareholders from net realized gain	-	(57,303)
Total distributions	(41,447)	(458,673)
Share transactions Proceeds from sales of shares	9,334,298	12,786,877
Reinvestment of distributions	39,173	432,668
Cost of shares redeemed	(8,245,363)	(12,200,610)
Net increase (decrease) in net assets resulting from share transactions	1,128,108	1,018,935
Redemption fees	812	895
Total increase (decrease) in net assets	(305,162)	7,008,119
Net Assets
Beginning of period	19,957,676	12,949,557
End of period (including undistributed net investment income of $366,950 and undistributed net investment income of $32,123, respectively)	$ 19,652,514	$ 19,957,676
Other Information Shares
Sold	1,368,792	2,054,145
Issued in reinvestment of distributions	5,541	64,721
Redeemed	(1,310,705)	(2,014,584)
Net increase (decrease)	63,628	104,282

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.15	.18	.03
Net realized and unrealized gain (loss)	(.34)	2.17	(4.96)	(.68)
Total from investment operations	(.23)	2.32	(4.78)	(.65)
Distributions from net investment income	(.01)	(.14)	(.14)	-
Distributions from net realized gain	-	(.02)	(.01)	-
Total distributions	(.01)	(.16)	(.15)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 6.34	$ 6.58	$ 4.42	$ 9.35
Total Return B, C	(3.47)%	52.44%	(51.52)%	(6.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.62%	.62%	.62% A
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.62% A
Expenses net of all reductions	.62% A	.62%	.62%	.62% A
Net investment income (loss)	3.51% A	2.39%	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,653	$ 19,958	$ 12,950	$ 7,273
Portfolio turnover rate F	47% A	22% J	42% J	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 42,353,140	$ 3,759,035	$ (3,456,342)	$ 302,693
Fidelity Large Cap Value Enhanced Index Fund	65,938,278	5,196,373	(5,973,030)	(776,657)
Fidelity Large Cap Core Enhanced Index Fund	1,073,337,197	44,542,350	(198,271,788)	(153,729,438)
Fidelity Mid Cap Enhanced Index Fund	35,741,575	3,935,574	(2,624,700)	1,310,874
Fidelity Small Cap Enhanced Index Fund	93,145,480	11,342,078	(9,115,295)	2,226,783
Fidelity International Enhanced Index Fund	20,497,778	1,863,257	(2,932,300)	(1,069,043)

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives may increase or decrease their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$ (113,946)	$ (11,276)
Totals (a)(b)(c)	$ (113,946)	$ (11,276)
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$ (121,673)	$ (24,834)
Totals (a)(b)(c)	$ (121,673)	$ (24,834)
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	$ 212,206	$ (326,189)
Totals (a)(b)(c)	$ 212,206	$ (326,189)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ (35,391)	$ (43,221)
Totals (a)(b)(c)	$ (35,391)	$ (43,221)
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ (261,221)	$ (87,380)
Totals (a)(b)(c)	$ (261,221)	$ (87,380)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	$ (159,191)	$ 84,358
Totals (a)(b)(c)	$ (159,191)	$ 84,358

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Derivatives realized gain (loss) is included in the Statement of Operations.

(c) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	17,525,327	22,800,851
Fidelity Large Cap Value Enhanced Index Fund	26,890,355	30,130,258
Fidelity Large Cap Core Enhanced Index Fund	213,175,740	274,124,469
Fidelity Mid Cap Enhanced Index Fund	14,655,625	10,145,239
Fidelity Small Cap Enhanced Index Fund	30,651,404	25,252,918
Fidelity International Enhanced Index Fund	6,750,509	4,783,479

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Investments in Fidelity Central Funds - continued

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

7. Interfund Lending Program.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$ 21,288,500.43%		$ 1,531

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 57
Fidelity Large Cap Value Enhanced Index Fund	80
Fidelity Large Cap Core Enhanced Index Fund	1,147
Fidelity Mid Cap Enhanced Index Fund	43
Fidelity Small Cap Enhanced Index Fund	110
Fidelity International Enhanced Index Fund	26

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Value Enhanced Index Fund	$ 6
Fidelity Large Cap Core Enhanced Index Fund	62
Fidelity Mid Cap Enhanced Index Fund	3
Fidelity Small Cap Enhanced Index Fund	4
Fidelity International Enhanced Index Fund	2

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GEI-USAN-1010
1.855141.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	November 5, 2010